UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2012

Date of reporting period: November 30, 2011

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.0%

Arizona — 1.7%
JP Morgan Chase Putters/Drivers Trust, Ser 3598, RB
0.210%, 12/03/11 (A)	$9,295	$9,295

California — 4.5%
California State, Communities Development Authority, Ser 2089, RB
0.140%, 12/01/11 (A)	3,350	3,350
Deutsche Bank Spears/Lifers Trust, Ser 477, RB, AGM, FGIC, AMBAC
0.300%, 12/08/11 (A)	1,000	1,000
Eclipse Funding Trust, RB
0.170%, 12/01/11 (A)(B)	8,300	8,300
JP Morgan Chase Putters/Drivers, Ser 3584, RB
0.220%, 12/01/11 (A)	2,190	2,190
Santa Clara Valley Transportation Authority, Ser D, RB
0.080%, 12/01/11 (A)	10,000	10,000

		24,840

Colorado — 3.5%
Colorado State, Educational & Cultural Facilities Authority, RB
0.110%, 12/05/11 (A)(B)	7,110	7,110
Colorado State, Educational & Cultural Facilities Authority, Fountain Valley School Project, RB
0.200%, 12/01/11 (A)(B)	4,795	4,795
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, RB
0.110%, 12/01/11 (A)(B)	1,100	1,100
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.140%, 12/01/11 (A)(B)	5,995	5,995

		19,000

Connecticut — 1.4%
Connecticut State, Health & Educational Facility Authority, Ser B, RB
0.160%, 12/01/11 (A)(B)	1,900	1,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.130%, 12/08/11 (A)(B)	5,575	5,575

		7,475

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida — 2.8%
BB&T Municipal Trust, Ser 1020, RB
0.230%, 12/01/11 (A)(B)	$1,060	$1,060
Broward County, Educational Facilities Authority, Ser A, RB
0.160%, 12/07/11 (A)(B)	3,000	3,000
Collier County, Industrial Development Authority, Redlands Christian Migrant Project, RB
0.420%, 12/01/11 (A)(B)	595	595
Deutsche Bank Spears/Lifers Trust, Ser 579, RB, NATL-RE
0.270%, 12/01/11 (A)	4,240	4,240
Eclipse Funding Trust, Solar Eclipse, Miami, Ser 2007-0045, RB
0.100%, 12/01/11 (A)(B)	2,940	2,940
Jacksonville, Industrial Development Authority, Trailer Marine-Crowly Project, RB
0.300%, 12/01/11 (A)(B)	3,600	3,600

		15,435

Illinois — 11.2%
BB&T Municipal Trust, Ser 5001, RB
0.230%, 12/01/11 (A)(B)	3,140	3,140
Bloomington, GO
0.170%, 12/05/11 (A)	1,000	1,000
Central Lake County, Joint Action Water Agency, Merlots, Ser B18, RB, AMBAC
0.140%, 12/07/11 (A)	9,940	9,940
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.190%, 12/01/11 (A)	5,895	5,895
Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.270%, 12/01/11 (A)	3,730	3,730
Deutsche Bank Spears/Lifers Trust, Ser 410, GO, FGIC
0.200%, 12/01/11 (A)	4,240	4,240
Deutsche Bank Spears/Lifers Trust, Ser 411, GO, FGIC
0.200%, 12/01/11 (A)	4,720	4,720
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.270%, 12/01/11 (A)	1,580	1,580
Deutsche Bank Spears/Lifers Trust, Ser 660, RB, NATL-RE
0.270%, 12/05/11 (A)	2,946	2,946
Illinois State, Development Finance Authority, Christian Brothers Services Project, RB
0.230%, 12/07/11 (A)(B)	900	900

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Development Finance Authority, McCormick Theological Project, Ser A, RB
0.150%, 12/07/11 (A)(B)	$1,000	$1,000
Illinois State, Development Finance Authority, McGaw YMCA Project, RB
0.140%, 12/01/11 (A)(B)	3,600	3,600
Illinois State, Development Finance Authority, North Shore Country Day Project, RB
0.140%, 12/07/11 (A)(B)	6,100	6,100
Illinois State, Finance Authority, RB
0.140%, 12/01/11 (A)	5,875	5,875
Schaumburg Village, Ser A, GO
0.190%, 12/01/11 (A)	500	500
Skokie Village, Economic Development Authority, Skokie Fashion Square Project, RB
0.550%, 12/01/11 (A)(B)	4,350	4,350
Springfield, Putters, Ser 1314, RB, MBIA
0.140%, 12/01/11 (A)	1,685	1,685

		61,201

Indiana — 6.3%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.180%, 12/01/11 (A)	2,140	2,140
Deutsche Bank Spears, Ser 573, RB
0.270%, 12/01/11 (A)	5,780	5,780
East Porter County, School Building, Downtown Smyrna Project, Ser 144, RB, NATL-RE
0.270%, 12/01/11 (A)	5,130	5,130
Franklin Township-Marion County, Multiple School Building, RB
2.000%, 01/10/12	1,105	1,107
Indiana State, Development Finance Authority, RB
0.100%, 12/07/11 (A)	3,100	3,100
Indiana State, Finance Authority, Goodwill Industries Michiana Project, Ser A, RB
0.170%, 12/08/11 (A)(B)	2,215	2,215
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
0.150%, 12/01/11 (A)(B)	4,135	4,135
Indiana State, Industrial Development Finance Authority, Brebeuf Preparatory School Project, RB
0.250%, 12/01/11 (A)(B)	3,400	3,400

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Indiana State, Industrial Development Finance Authority, Goodwill Industries Center Project, RB
0.220%, 12/01/11 (A)(B)	$485	$485
Indiana State, Industrial Development Finance Authority, Regional Council of Carpenters Project, RB
0.170%, 12/01/11 (A)(B)	990	990
Marshall County, Industrial Economic Development Authority, Culver Educational Foundation Project, RB
0.140%, 12/01/11 (A)(B)	6,100	6,100

		34,582

Iowa — 0.3%
Iowa State, Finance Authority, Morningside College Project, RB
0.150%, 12/01/11 (A)(B)	1,400	1,400

Kansas — 1.5%
Kansas State, Department of Transportation, Ser B-2, RB
0.060%, 12/01/11 (A)	8,000	8,000

Kentucky — 2.0%
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.190%, 12/01/11 (A)	2,965	2,965
Williamstown, League of Cities, Funding Trust, Ser B, RB
0.130%, 12/02/11 (A)(B)	8,100	8,100

		11,065

Louisiana — 0.2%
Louisiana Local Government, Environmental Facilities & Community Development Authority, RB
0.190%, 12/05/11 (A)(B)	960	960

Massachusetts — 3.2%
Massachusetts State, Development Finance Agency, Exploration School Project, RB
0.140%, 12/01/11 (A)(B)	2,655	2,655
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.140%, 12/08/11 (A)(B)	475	475
Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	2,940	2,943

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	$6,750	$6,758
Worcester, TRAN
1.300%, 06/15/12	4,706	4,716

		17,547

Michigan — 1.0%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.160%, 12/01/11 (A)	1,710	1,710
Lakewood, Public Schools, Putters, Ser 2624Z, GO, AGM
0.110%, 12/01/11 (A)	3,915	3,915

		5,625

Minnesota — 0.2%
Austin, Industrial Development Authority, Supervalu Project, RB
0.120%, 12/07/11 (A)(B)	1,325	1,325

Missouri — 2.1%
Missouri State, Health & Educational Facilities Authority, St. Louis Priory School Project, RB
0.250%, 12/05/11 (A)(B)	1,150	1,150
Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	5,850	5,850
St. Louis Industrial Development Authority, RB
0.200%, 12/01/11 (A)(B)	3,170	3,170
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.140%, 12/01/11 (A)(B)	1,200	1,200

		11,370

Nebraska — 2.0%
Central Plains, Energy Project No. 2, RB
0.130%, 12/01/11 (A)	5,990	5,990
Douglas County, Hospital Authority No. 3, RB
0.150%, 12/01/11 (A)	5,030	5,030

		11,020

New Hampshire — 0.5%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.110%, 12/01/11 (A)(B)	2,500	2,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey — 1.8%
Borough of Cresskill, BAN
1.250%, 03/09/12	$1,341	$1,341
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,000	2,002
Old Bridge Township, BAN
2.000%, 04/25/12	1,600	1,602
Woodbridge Township, Board of Education, BAN
1.750%, 02/07/12	5,080	5,087

		10,032

New York — 16.3%
Albany, Industrial Development Agency, Albany Medical Center Hospital Project, Ser A, RB
0.250%, 12/01/11 (A)(B)	975	975
Austin Trust, Variable Certificates, Ser 2008-3508, RB, AGM
0.240%, 12/01/11 (A)	6,450	6,450
Board of Cooperative Educational Services for the Sole Supervisory District, RB
1.500%, 06/22/12	2,500	2,502
Campbell-Savona Central School District, TRAN
1.100%, 06/22/12	2,300	2,302
City of New York, Sub-Ser, GO
0.030%, 12/01/11 (A)(B)	15,000	15,000
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.220%, 12/01/11 (A)(B)	4,565	4,565
Hornell City, School District, BAN
1.250%, 06/29/12	3,665	3,670
Housing Development, Ser A, RB
0.130%, 12/05/11 (A)(B)	4,100	4,100
Nassau Health Care, RB
3.000%, 12/01/11	2,000	2,000
New York City, Sub-Ser A-2, GO
0.190%, 12/07/11 (A)(B)	200	200
New York City, Sub-Ser J-10, GO
0.090%, 12/01/11 (A)(B)	1,300	1,300
New York City, Industrial Development Agency, MSMC Realty Project, RB
0.110%, 12/07/11 (A)(B)	1,350	1,350
New York City, Industrial Development Agency, United Jewish Appeal Project, Ser B, RB
0.100%, 12/07/11 (A)	200	200
New York City, Liberty Development, Ser 41TP, RB
0.130%, 12/05/11 (A)(B)	2,000	2,000

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.080%, 12/01/11 (A)	$100	$100
New York State, Dormitory Authority, Ser A, RB
0.110%, 12/01/11 (A)	1,200	1,200
New York State, Dormitory Authority, Ser 11663, RB, FHA
0.150%, 12/01/11 (A)	18,875	18,875
New York State, Dormitory Authority, Culinary Institute of America Project, RB
0.110%, 12/01/11 (A)(B)	1,850	1,850
New York State, Housing Finance Agency, 600 West 42nd Street Project, Ser A, RB
0.090%, 12/07/11 (A)(B)	4,700	4,700
New York State, Thruway Authority, Ser 2800, RB
0.170%, 12/08/11 (A)	6,865	6,865
Rockland County, Industrial Development Agency, Shock Tech Project, RB
0.160%, 12/07/11 (A)(B)	475	475
Sales Tax Asset Receivable, Ser 2901, RB
0.170%, 12/07/11 (A)	6,200	6,200
St. Lawrence County, Industrial Development Agency, United Helpers Independent Leveraging Project, RB
0.260%, 12/07/11 (A)(B)	2,495	2,495

		89,374

North Carolina — 1.8%
North Carolina, Medical Care Commission, Ser B, RB
0.110%, 12/01/11 (A)	10,000	10,000

Ohio — 4.1%
American Municipal Power, RB
1.250%, 10/25/12	3,000	3,007
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.150%, 12/01/11 (A)(B)	6,650	6,650
Green, Health Care Revenue Authority, Greater Akron-Canton Project, RB
0.170%, 12/01/11 (A)(B)	865	865
Hamilton County, RB
0.130%, 12/05/11 (A)(B)	7,500	7,500
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.170%, 12/01/11 (A)(B)	2,130	2,130

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Royalton, BAN
1.375%, 05/31/12	$1,275	$1,277
Ohio State University, Ser B, RB
0.100%, 12/07/11 (A)	1,200	1,200

		22,629

Oregon — 1.1%
Oregon State, GO
0.100%, 12/07/11 (A)	5,965	5,965

Pennsylvania — 5.5%
Allegheny County, Industrial Development Authority, Jewish Community Center Project, Ser B, RB
0.170%, 12/01/11 (A)(B)	1,995	1,995
BB&T Municipal Trust, Ser 2061, RB, FSA
0.160%, 12/01/11 (A)	600	600
Erie, School District, TRAN
2.000%, 06/30/12	5,905	5,930
Manheim Township, School District, GO, AGM
0.180%, 12/01/11 (A)	1,980	1,980
Moon Township, Industrial Development Authority, YMCA Greater Pittsburgh Project, RB
0.140%, 12/01/11 (A)(B)	220	220
New Castle Area, Hospital Authority, RB
0.140%, 12/08/11 (A)(B)	15,000	15,000
Pennsylvania State, Economic Development Financing Authority, RB
0.160%, 12/01/11 (A)(B)	415	415
RBC Municipal Products Trust, Ser C-15, RB
0.140%, 12/01/11 (A)(B)	4,000	4,000

		30,140

Puerto Rico — 1.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser A, RB
0.070%, 12/05/11 (A)(B)	1,000	1,000
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.140%, 12/01/11 (A)	7,435	7,435
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.140%, 12/01/11 (A)	1,700	1,700

		10,135

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Rhode Island — 0.2%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	$1,000	$1,005

South Carolina — 0.3%
Piedmont Municipal Power Agency, Ser C, RB
0.100%, 12/08/11 (A)(B)	500	500
South Carolina State, Educational Facilities Authority, Anderson College Project, RB
0.150%, 12/01/11 (A)(B)	1,190	1,190

		1,690

Texas — 6.7%
City of Austin, Water & Wastewater System Revenue, RB
0.130%, 12/08/11 (A)(B)	6,000	6,000
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.270%, 12/01/11 (A)	1,715	1,715
Port of Port Arthur, Navigation District, Ser A, RB
0.110%, 12/01/11 (A)	7,100	7,100
Port of Port Arthur, Navigation District, Motiva Enterprises Project, RB
0.110%, 12/01/11 (A)	5,075	5,075
RBC Municipal Products Trust, Ser E-18, RB
0.140%, 12/01/11 (A)(B)	17,000	17,000

		36,890

Utah — 1.8%
Murray, IHC Health Services Project, Ser C, RB
0.090%, 12/01/11 (A)	9,650	9,650

Washington — 2.4%
Eclipse Funding Trust, RB
0.100%, 12/01/11 (A)(B)	2,000	2,000
Tacoma, Regional Water Supply System, Merlots, Ser B05, RB, NATL-RE
0.140%, 12/05/11 (A)	11,070	11,070
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.150%, 12/01/11 (A)(B)	100	100

		13,170

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wisconsin — 5.1%
Milwaukee, Redevelopment Authority, Montessori Society School Project, RB
0.150%, 12/01/11 (A)(B)	$1,150	$1,150
Wisconsin State, Health & Educational Facilities Authority, RB
0.140%, 12/01/11 (A)(B)	7,500	7,500
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.190%, 12/01/11 (A)	12,352	12,352
Wisconsin State, Health & Educational Facilities Authority, Meriter Hospital Project, Ser C, RB
0.150%, 12/01/11 (A)(B)	2,200	2,200
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser B, RB
0.150%, 12/01/11 (A)(B)	5,000	5,000

		28,202

Multi-State — 5.7%
BB&T Municipal Trust, Ser 1007, RB
0.230%, 12/01/11 (A)(B)	1,570	1,570
BB&T Municipal Trust, Ser 1015, RB
0.230%, 12/05/11 (A)(B)	2,300	2,300
BB&T Municipal Trust, Ser 1039, RB
0.230%, 12/01/11 (A)(B)	13,675	13,675
BB&T Municipal Trust, Ser 2008, RB
0.140%, 12/01/11 (A)(B)	7,295	7,295
BB&T Municipal Trust, Ser 2031, RB, AGM
0.130%, 12/01/11 (A)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.230%, 12/08/11 (A)(B)	5,893	5,893

		31,433

Total Municipal Bonds (Cost $542,955) ($ Thousands)		542,955

Total Investments — 99.0% (Cost $542,955) ($ Thousands)†		$542,955

Percentages are based on Net Assets of $548,376 ($ Thousands).

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Security holds a letter of credit issued by a major bank.

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax Free Fund

November 30, 2011

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FSA — Financial Security Assistance

GO — General Obligation

MBIA — Municipal Bond Investors Association

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2011, all of the Fund’s investments are Level 2.

During the period ended November 30, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.8%

Alabama — 0.6%
Birmingham, Special Care Facilities Financing Authority, Benevolent Home Episcopal Project, RB
0.300%, 12/02/11 (A)(B)	$1,100	$1,100
JP Morgan Chase Putters/Drivers Trust, Ser 3516, RB, AGM
0.160%, 12/01/11 (B)	5,000	5,000

		6,100

Arizona — 2.1%
Arizona State University, Ser B, RB
0.080%, 12/07/11 (A)(B)	5,300	5,300
Pima County, Industrial Development Authority, RB
0.190%, 12/01/11 (B)	9,300	9,300
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.190%, 12/01/11 (B)	6,400	6,400

		21,000

Arkansas — 0.5%
JP Morgan Chase Putters/Drivers Trust, Ser 3693Z, RB, NATL-RE FGIC
0.160%, 12/01/11 (B)	5,345	5,345

California — 6.0%
California State, Communities Development Authority, Ser 2089, RB
0.140%, 12/01/11 (B)	4,635	4,635
California State, Communities Development Authority, Ser 3048, RB
0.210%, 12/01/11 (B)	11,983	11,983
California State, Ser A, GO
0.050%, 12/01/11 (A)(B)	10,000	10,000
Deutsche Bank Spears/Lifers Trust, Ser 386, GO, FGIC
0.270%, 12/01/11 (B)	1,865	1,865
JP Morgan Chase Putters/Drivers Trust, Ser 3656Z, GO, NATL-RE
0.190%, 12/01/11 (B)	3,500	3,500
JP Morgan Chase Putters/Drivers Trust, Ser 3584, RB
0.220%, 12/01/11 (B)	3,000	3,000
Palomar Pomerado, Health & Educational Facilities Authority, Ser 2234, GO, NATL-RE
0.190%, 12/01/11 (B)	16,630	16,630

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego County, Museum of Art Project, COP
0.150%, 12/01/11 (A)(B)	$1,200	$1,200
Sequoia, Union High School District, Ser 2160, GO, AGM
0.160%, 12/01/11 (B)	6,965	6,965

		59,778

Colorado — 3.7%
Colorado State, Educational & Cultural Facilities Authority, Ser 1557, RB, FGIC
0.190%, 12/01/11 (B)	27,700	27,700
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, RB
0.110%, 12/01/11 (A)(B)	2,100	2,100
Colorado State, Health Facilities Authority, RB, AGM
0.140%, 12/08/11 (B)	3,715	3,715
Denver, Urban Renewal Authority, Stapleton Project, Ser A-2, TA
0.140%, 12/01/11 (A)(B)	3,095	3,095

		36,610

Connecticut — 0.5%
Connecticut State, Health & Educational Facility Authority, Ser B, RB
0.160%, 12/01/11 (A)(B)	2,900	2,900
Connecticut State, Industrial Development Authority, Bradley Airport Hotel Project, RB
0.130%, 12/08/11 (A)(B)	1,975	1,975

		4,875

Florida — 5.3%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
0.150%, 12/01/11 (A)(B)	2,940	2,940
BB&T Municipal Trust, Ser 1020, RB
0.230%, 12/01/11 (A)(B)	4,340	4,340
Broward County, Educational Facilities Authority, Ser A, RB
0.160%, 12/07/11 (A)(B)	3,665	3,665
Deutsche Bank Spears/Lifers Trust, Ser 530, COP, FGIC
0.270%, 12/01/11 (B)	16,145	16,145
Deutsche Bank Spears/Lifers Trust, Ser 538, RB, AMBAC
0.270%, 12/01/11 (B)	8,855	8,855

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

JP Morgan Chase Putters/Drivers Trust, Ser 3359, RB, NATL-RE FGIC
0.160%, 12/01/11 (B)	$4,590	$4,590
JP Morgan Chase Putters/Drivers Trust, Ser 3617, RB
0.160%, 12/08/11 (B)	2,225	2,225
Miami-Dade County, Industrial Development Authority, American Public Media Group Project, RB
0.150%, 12/01/11 (A)(B)	3,800	3,800
Palm Beach County, Henry Morrison Flagler Project, RB
0.150%, 12/01/11 (A)(B)	2,375	2,375
Palm Beach County, Public Improvement Authority, Spears, Ser 184, RB, AMBAC
0.270%, 12/01/11 (B)	3,970	3,970

		52,905

Georgia — 3.3%
Catoosa County, Industrial Development Authority, Galaxy Carpet Project, RB
0.230%, 09/01/11 (A)(B)	6,500	6,500
Main Street Natural Gas, Ser A, RB
0.130%, 12/01/11 (B)	26,200	26,200

		32,700

Illinois — 6.3%
BB&T Municipal Trust, Ser 5001, RB
0.230%, 12/01/11 (A)(B)	15,000	15,000
Chicago, O’Hare International Airport, Ser 1284, RB, FGIC
0.190%, 12/01/11 (B)	2,200	2,200
Chicago, Wastewater Transmission, Second Lien, Sub-Ser C-1, RB
0.090%, 12/01/11 (A)(B)	5,300	5,300
Deutsche Bank Spears/Lifers Trust, Ser 321, RB, FGIC
0.270%, 12/01/11 (B)	6,445	6,445
Deutsche Bank Spears/Lifers Trust, Ser 400, GO, AGM
0.200%, 12/01/11 (B)	6,385	6,385
Deutsche Bank Spears/Lifers Trust, Ser 475, GO, AGM
0.270%, 12/01/11 (B)	6,870	6,870
Deutsche Bank Spears/Lifers Trust, Ser 534, RB, AMBAC
0.270%, 12/01/11 (B)	2,280	2,280
Deutsche Bank Spears/Lifers Trust, Ser 555, GO, AGM
0.270%, 12/01/11 (B)	1,600	1,600

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, RB
0.140%, 12/01/11 (B)	$4,325	$4,325
Illinois State, Finance Authority, Glenkirk Project, RB
0.240%, 12/01/11 (A)(B)	1,575	1,575
JP Morgan Chase Putters/Drivers Trust, Ser 3721, RB
0.250%, 12/01/11 (B)	6,885	6,885
Schaumburg Park District, Ser B, GO
2.000%, 12/15/12	1,260	1,277
Village of Peoria Heights, Christian School Project, RB
0.170%, 12/08/11 (A)(B)	2,140	2,140

		62,282

Indiana — 4.7%
Carmel, Industrial Redevelopment Authority, Ser 1275, RB
0.180%, 12/01/11 (B)	6,600	6,600
Fort Wayne, Industrial Economic Development Authority, St. Francis University Project, RB
0.140%, 12/01/11 (A)(B)	1,700	1,700
Indiana State, Development Finance Authority, RB
0.100%, 12/07/11 (B)	19,800	19,800
Indiana State, Development Finance Authority, Lutheran Project, RB
0.140%, 12/01/11 (A)(B)	3,635	3,635
Indiana State, Finance Authority, RB
0.170%, 12/01/11 (A)(B)	4,400	4,400
Indiana State, Finance Authority, Floyd Memorial Hospital Project, RB
0.150%, 12/01/11 (A)(B)	1,045	1,045
Indianapolis, Industrial Development Authority, Joint & Clutch Apprenticeship Project, RB
0.170%, 12/08/11 (A)(B)	1,065	1,065
Indianapolis, Industrial Development Authority, Joint & Clutch Service Project, RB
1.371%, 12/01/11	1,000	1,000
JP Morgan Chase Putters/Drivers Trust, Ser 3639Z, RB, AGM
0.160%, 12/01/11 (B)	1,625	1,625
JP Morgan Chase Putters/Drivers Trust, Ser 3888, RB
0.140%, 12/01/11 (B)	6,000	6,000

		46,870

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Iowa — 1.8%
Iowa State, Finance Authority, Graceland University Project, RB
0.148%, 12/01/11 (A)(B)	$2,780	$2,780
Iowa State, Finance Authority, PAHC Project, RB
0.200%, 12/01/11 (A)(B)	4,220	4,220
Iowa State, Higher Education Loan Authority, Private College Facilities, St. Ambrose Project, RB
0.150%, 12/01/11 (A)(B)	4,940	4,940
Iowa State, Higher Education Loan Authority, Private College Project, RB
0.200%, 12/01/11 (A)(B)	800	800
Iowa State, Higher Education Loan Authority, Private College, University Dubuque Project, RB
0.150%, 12/01/11 (A)(B)	400	400
Mason City, Industrial Development Authority, Supervalu Project, RB
0.120%, 12/07/11 (A)(B)	4,625	4,625

		17,765

Kansas — 1.2%
Kansas State, Department of Transportation, Ser B-2, RB
0.060%, 12/01/11 (B)	9,855	9,855
University of Kansas, Hospital Authority, Health Systems Project, RB
0.150%, 12/01/11 (A)(B)	1,910	1,910

		11,765

Kentucky — 0.9%
Daviess County, Wendell Fosters Campus Project, RB
0.170%, 12/08/11 (A)(B)	2,600	2,600
JP Morgan Chase Putters/Drivers Trust, Ser 3615Z, RB
0.190%, 12/01/11 (B)	2,360	2,360
Louisville/Jefferson County, Metropolitan Government, Louisville Presbyterian Project, RB
0.170%, 12/08/11 (A)(B)	3,900	3,900

		8,860

Maine — 0.5%
City of Ellsworth, TRAN
1.500%, 12/12/12	4,599	4,640

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland — 0.7%
Maryland Stadium Authority, RB
0.110%, 12/03/11 (B)	$6,500	$6,500

Massachusetts — 4.0%
JP Morgan Chase Putters/Drivers Trust, Ser 3691, RB, AMBAC
0.150%, 12/01/11 (B)	1,425	1,425
JP Morgan Chase Putters/Drivers Trust, Ser 3699, GO, AMBAC
0.150%, 12/01/11 (B)	4,400	4,400
Massachusetts State, Development Finance Agency, Bancroft School Issue, RB
0.120%, 12/01/11 (A)(B)	4,975	4,975
Massachusetts State, Development Finance Agency, Marine Biological Lab Project, RB
0.130%, 12/01/11 (A)(B)	1,150	1,150
Massachusetts State, Development Finance Agency, Seven Hills Foundation Project, Ser A, RB
0.140%, 12/08/11 (A)(B)	1,425	1,425
Merrimack Valley, Regional Transit Authority, RB
1.250%, 06/22/12	4,590	4,595
Town of Holyoke, Ser A, TRAN
1.300%, 02/24/12	2,900	2,905
Worcester, TRAN
1.250%, 11/08/12	7,297	7,316
Worcester, Regional Transit Authority, RB
1.250%, 06/22/12	11,000	11,012

		39,203

Michigan — 1.6%
Detroit City, School District, Putters, Ser 2954, GO, AGM
0.160%, 12/01/11 (B)	4,530	4,530
L’Anse Creuse, Public Schools, School Building & Site Project, GO
0.120%, 12/01/11 (B)	300	300
Michigan State, Strategic Fund, Consumers Energy Project, RB
0.080%, 12/07/11 (A)(B)	7,500	7,500
Michigan State, Strategic Fund, Kalamazoo Christian School Project, RB
0.170%, 12/08/11 (A)(B)	3,300	3,300

		15,630

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Minnesota — 1.7%
Blaine, Industrial Development Authority, Supervalu Project, RB
0.120%, 12/07/11 (A)(B)	$2,255	$2,255
Bloomington, Commercial Development Authority, ATS II Project, RB
0.140%, 12/01/11 (A)(B)	330	330
Minnanoka, North Suburban Hospital District, Health Care Project, RB
0.180%, 12/07/11 (A)(B)	875	875
Minneapolis, Revenue Authority, Minnehaha Academy Project, RB
0.150%, 12/01/11 (A)(B)	6,133	6,133
Minneapolis, Revenue Authority, People Serving People Project, Ser A, RB
0.150%, 12/01/11 (A)(B)	795	795
Minnesota State, Higher Education Facilities Authority, Concordia University at St. Paul, Ser 6Q, RB
0.180%, 12/01/11 (A)(B)	5,000	5,000
Woodbury, Saint Ambrose Project, RB
0.270%, 12/07/11 (A)(B)	1,700	1,700

		17,088

Mississippi — 0.3%
Prentiss County, Industrial Development Authority, Eastern Heidelberg Project, Ser A, RB
0.550%, 12/01/11 (A)(B)	2,500	2,500

Missouri — 1.5%
Kansas City, Industrial Development Authority, RB
0.150%, 12/01/11 (B)	6,000	6,000
Missouri State, Health & Educational Facilities Authority, De Smet Jesuit High School Project, RB
0.150%, 12/01/11 (A)(B)	100	100
Missouri State, Public Utilities Commission, RB
1.000%, 07/15/12	9,150	9,150
St. Louis County, Industrial Development Authority, Schnuck Markets Kirkwood Project, RB
0.140%, 12/01/11 (A)(B)	100	100

		15,350

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Nebraska — 1.8%
Central Plains, Energy Project No. 2, RB
0.130%, 12/01/11 (B)	$15,385	$15,385
Norfolk, Industrial Development Revenue Authority, Supervalu Project, RB
0.120%, 12/07/11 (A)(B)	2,800	2,800

		18,185

Nevada — 0.8%
Washoe County, Economic Development Authority, Sierra Nevada College Project, RB
0.150%, 12/08/11 (B)	7,910	7,910

New Hampshire — 2.8%
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser A, RB
0.110%, 12/01/11 (A)(B)	10,400	10,400
New Hampshire State, Business Finance Authority, Taylor Home Project, Ser B, RB
0.110%, 12/01/11 (A)(B)	2,400	2,400
New Hampshire State, Health & Education Facilities Authority, Ser 11819, RB
0.150%, 12/01/11 (B)	14,750	14,750

		27,550

New Jersey — 2.1%
Borough of Cresskill, BAN
1.250%, 03/09/12	2,000	2,001
Borough of Maywood, BAN
2.000%, 03/16/12	3,367	3,370
Borough of Monmouth Beach, TRAN
1.250%, 10/04/12	2,733	2,735
New Jersey State, Economic Development Authority, Jewish Community Center Project, RB
0.360%, 12/07/11 (A)(B)	2,085	2,085
Township of Long Beach, Ser B, TRAN
1.500%, 03/30/12	1,195	1,197
Woodbridge Township, Board of Education, BAN
1.750%, 02/07/12	9,000	9,013

		20,401

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York — 6.5%
Albany, Industrial Development Agency, Research Foundation of the State University of New York Project, Ser A, RB
0.310%, 12/01/11 (B)	$3,400	$3,400
Board of Cooperative Educational Services for the Sole Supervisory District, RB
1.500%, 06/22/12	4,000	4,002
Campbell-Savona Central School District, TRAN
1.100%, 06/22/12	3,875	3,878
Forest City, New Rochelle, Revenue Bond Certificate Trust, RB
0.220%, 12/01/11 (A)(B)	3,500	3,500
Hornell City, School District, BAN
1.250%, 06/29/12	5,970	5,979
JP Morgan Chase Putters/Drivers Trust, Ser 3541Z, RB, NATL-RE FGIC
0.150%, 12/01/11 (B)	4,995	4,995
Monroe County, Industrial Development Authority, Ser 3227, RB
0.290%, 12/08/11 (B)	900	900
Nassau Health Care, RB
3.000%, 12/01/11	4,400	4,400
New York City, Municipal Water Finance Authority, Sub-Ser B-2, RB
0.080%, 12/01/11 (B)	1,200	1,200
New York State, Dormitory Authority, Ser 11559, RB
0.150%, 12/01/11 (B)	3,500	3,500
New York State, Dormitory Authority, Ser 11663, RB, FHA
0.150%, 12/01/11 (B)	8,000	8,000
New York State, Dormitory Authority, Ser A, RB
0.110%, 12/01/11 (B)	100	100
New York State, Dormitory Authority, Wagner College Project, RB
0.080%, 12/07/11 (A)(B)	6,820	6,820
New York State, Thruway Authority, Ser 2800, RB
0.170%, 12/08/11 (B)	8,000	8,000
Putnam County, Industrial Development Agency, Ser A, RB
0.110%, 12/01/11 (A)(B)	2,700	2,700
Sales Tax Asset Receivable, Putters, Ser 599, RB, NATL
0.150%, 12/01/11 (B)	3,080	3,080

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
0.160%, 12/01/11 (B)	$300	$300

		64,754

North Carolina — 5.2%
BB&T Municipal Trust, Ser 1021, RB
0.230%, 12/01/11 (A)(B)	7,465	7,465
BB&T Municipal Trust, Ser 1024, RB
0.230%, 12/01/11 (A)(B)	4,700	4,700
BB&T Municipal Trust, Ser 1027, RB
0.230%, 12/01/11 (A)(B)	6,390	6,390
BB&T Municipal Trust, Ser 1037, RB
0.300%, 12/01/11 (A)(B)	5,320	5,320
North Carolina, Medical Care Commission, Ser B, RB
0.110%, 12/01/11 (B)	19,025	19,025
North Carolina State, Educational Facilities Finance Agency, Wingate University Project, RB
0.180%, 12/01/11 (A)(B)	8,420	8,420
North Carolina State, Medical Care Commission, Sisters of Mercy Services Project, RB
0.150%, 12/01/11 (A)(B)	125	125

		51,445

Ohio — 2.3%
American Municipal Power, RB
1.250%, 10/25/12	6,369	6,383
East Liverpool, Hospital Revenue Authority, East Liverpool City Hospital Project, RB
0.150%, 12/01/11 (A)(B)	5,765	5,765
Hamilton County, Economic Development Authority, Cincinnati Symphony Orchestra Project, RB
0.170%, 12/01/11 (A)(B)	2,780	2,780
Montgomery County, Benjamin & Marian Project, Ser B, RB
0.170%, 12/01/11 (A)(B)	2,400	2,400
North Royalton, BAN
1.375%, 05/31/12	2,300	2,305
Ohio State University, Ser B, RB
0.100%, 12/07/11 (B)	100	100
Summit County, Port Authority, Barberton YMCA Project, RB
0.140%, 12/07/11 (A)(B)	2,580	2,580

		22,313

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.8%
Oregon State, GO
0.100%, 12/07/11 (B)	$7,500	$7,500

Pennsylvania — 4.8%
Allegheny County, Industrial Development Authority, Sacred Heart High School Project, RB
0.140%, 12/01/11 (A)(B)	1,000	1,000
BB&T Municipal Trust, Ser 2061, RB, FSA
0.160%, 12/01/11 (B)	2,500	2,500
Delaware County, Industrial Development Authority, Ser G, RB
0.090%, 12/07/11 (B)	3,900	3,900
Erie, School District, TRAN
2.000%, 06/30/12	9,230	9,269
Manheim Township, School District, GO, AGM
0.180%, 12/01/11 (B)	2,500	2,500
New Castle Area, Hospital Authority, RB
0.140%, 12/08/11 (A)(B)	4,820	4,820
Pennsylvania State, Higher Educational Facilities Authority, Association of Independent Colleges Project, Ser I-5, RB
0.140%, 12/01/11 (A)(B)	3,200	3,200
RBC Municipal Products Trust, Ser C-15, RB
0.140%, 12/01/11 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-12, RB
0.140%, 12/01/11 (A)(B)	4,000	4,000
RBC Municipal Products Trust, Ser E-16, RB
0.140%, 12/01/11 (A)(B)	10,000	10,000
West Cornwall Township, Municipal Authority, Senior Living Facility, Lebanon Valley, Brethren Home Project, RB
0.130%, 12/01/11 (A)(B)	1,920	1,920

		47,109

Puerto Rico — 3.4%
Deutsche Bank Spears/Lifers Trust, Ser 344, RB, NATL-RE AMBAC
0.200%, 12/01/11 (B)	6,565	6,565
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11758, RB
0.140%, 12/01/11 (B)	25,800	25,800

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser 11762, RB
0.140%, 12/01/11 (B)	$1,300	$1,300

		33,665

Rhode Island — 0.1%
Town of Cumberland, Ser 1, TRAN
1.750%, 06/15/12	1,290	1,297

South Carolina — 0.4%
BB&T Municipal Trust, Ser 1013, COP
0.230%, 12/01/11 (A)(B)	500	500
North Charleston, TA
0.120%, 12/07/11 (B)	1,265	1,265
Piedmont Municipal Power Agency, Ser C, RB
0.100%, 12/08/11 (A)(B)	1,900	1,900

		3,665

South Dakota — 1.8%
South Dakota State, Housing Development Authority, Ser A, RB
0.110%, 12/08/11 (B)	14,100	14,100
Watertown, Industrial Development Revenue Authority, Supervalu Project, RB
0.120%, 12/07/11 (A)(B)	3,900	3,900

		18,000

Texas — 5.8%
City of Austin, Water & Wastewater System Revenue, RB
0.130%, 12/08/11 (A)(B)	19,920	19,920
Deutsche Bank Spears/Lifers Trust, Ser 514, GO
0.270%, 12/01/11 (B)	7,405	7,405
Deutsche Bank Spears/Lifers Trust, Ser 533, RB, AMBAC
0.270%, 12/01/11 (B)	3,535	3,535
Deutsche Bank Spears/Lifers Trust, Ser 548, RB, FGIC
0.270%, 12/01/11 (B)	3,895	3,895
Eclipse Funding Trust, Solar Eclipse, El Paso, Ser 2006-0071, GO
0.130%, 12/01/11 (A)(B)	3,900	3,900
McKinney, Independent School District, Ser 26TP, GO
0.130%, 12/01/11 (B)	9,935	9,935

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Port of Port Arthur, Navigation District, Ser A, RB
0.110%, 12/01/11 (B)	$4,050	$4,050
Tarrant County, Cultural Education Facilities Authority, Ser 1762, RB
0.180%, 12/08/11 (B)	5,200	5,200

		57,840

Utah — 0.5%
Lehi City, Electric Utility Revenue Authority, RB
0.190%, 12/01/11 (A)(B)	4,700	4,700
Murray, IHC Health Services Project, Ser C, RB
0.090%, 12/01/11 (B)	300	300

		5,000

Virginia — 0.5%
Chesterfield County, Economic Development Authority, Ser A, RB
0.180%, 12/01/11 (B)	990	990
Russell County, Industrial Development Authority, Ser B, RB
0.100%, 12/07/11 (A)(B)	3,500	3,500

		4,490

Washington — 1.5%
Eclipse Funding Trust, RB
0.100%, 12/01/11 (A)(B)	3,100	3,100
Washington State, Health Care Facilities Authority, Ser 11723, RB
0.290%, 12/01/11 (B)	7,310	7,310
Washington State, Housing Finance Commission, RB
0.160%, 12/07/11 (A)(B)	4,345	4,345
Washington State, Housing Finance Commission, Tacoma Art Museum Project, RB
0.150%, 12/01/11 (A)(B)	400	400

		15,155

West Virginia — 0.8%
Charleston, Building Commission Parking Facilities Authority, Charleston Town Center Parking Project, Ser A, RB
0.240%, 12/07/11 (A)(B)	4,090	4,090

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Parkersburg, Industrial Development Authority, B-H Association Project, RB
0.190%, 12/01/11 (A)(B)	$3,500	$3,500

		7,590

Wisconsin — 7.8%
City of Milwaukee, TECP
0.140%, 12/07/11	9,000	9,000
Wisconsin State, Health & Educational Facilities Authority, Ser 2113, RB
0.190%, 12/01/11 (B)	38,104	38,104
Wisconsin State, Health & Educational Facilities Authority, Ser 2187, RB
0.190%, 12/01/11 (B)	1,579	1,578
Wisconsin State, Health & Educational Facilities Authority, Ser B, RB
0.100%, 12/01/11 (A)(B)	6,465	6,465
Wisconsin State, Health & Educational Facilities Authority, Edgewood College Project, RB
0.150%, 12/01/11 (A)(B)	2,815	2,815
Wisconsin State, Health & Educational Facilities Authority, Lutheran College Project, RB
0.150%, 12/01/11 (A)(B)	300	300
Wisconsin State, Health & Educational Facilities Authority, Madison Family Medicine Project, RB
0.250%, 12/01/11 (A)(B)	3,565	3,565
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
0.250%, 12/01/11 (B)	7,005	7,005
Wisconsin State, Public Finance Authority, Glenridge on Palmer Ranch Project, Ser C, RB
0.150%, 12/01/11 (A)(B)	7,000	7,000
Wisconsin State, Public Power Authority, Putters, Ser 1232, RB, AMBAC
0.180%, 12/01/11 (B)	1,110	1,110

		76,942

Multi-State — 2.9%
BB&T Municipal Trust, Ser 1010, RB
0.180%, 12/01/11 (A)(B)	2,825	2,825
BB&T Municipal Trust, Ser 1012, RB
0.230%, 12/01/11 (A)(B)	6,975	6,975

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Institutional Tax Free Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

BB&T Municipal Trust, Ser 1039, RB
0.230%, 12/01/11 (A)(B)	$16,125	$16,125
BB&T Municipal Trust, Ser 2031, RB, AGM
0.130%, 12/01/11 (B)	1,000	1,000
BB&T Municipal Trust, Ser 2036, RB
0.130%, 12/01/11 (B)	700	700
BB&T Municipal Trust, Ser 5000, RB
0.230%, 12/08/11 (A)(B)	707	707

		28,332

Total Municipal Bonds (Cost $986,909) ($ Thousands)		986,909

Total Investments — 99.8% (Cost $986,909) ($ Thousands)†		$986,909

Percentages are based on Net Assets of $989,127 ($ Thousands).

(A)	Security holds a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

TECP — Tax Exempt Commercial Paper

TRAN — Tax and Revenue Anticipation Note

†	For Federal Tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of November 30, 2011, all of the Fund’s investments are Level 2.

During the period ended November 30, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.3%

Alabama — 0.9%
Alabama State, Public School & College Authority, Capital Improvement Project, Ser B, RB
Callable 05/01/13 @ 103
5.000%, 05/01/14	$5,000	$5,458
Birmingham, Water Works Board, RB
5.000%, 01/01/21	1,000	1,153
Mobile, Industrial Development Board of Pollution, Barry Power Project, Ser B, RB
4.875%, 06/01/34 (A)	2,000	2,099

		8,710

Alaska — 1.6%
Alaska State, Energy & Power Authority, Bradley Lake Project, Ser 4, RB, AGM
6.000%, 07/01/14	2,920	3,222
Alaska State, Housing Finance Authority, Ser B, RB, NATL-RE
Callable 06/01/15 @ 100
5.000%, 12/01/20	5,000	5,191
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/20 @ 100
5.250%, 04/01/23	3,510	3,955
City of Valdez, RB
5.000%, 01/01/21	1,050	1,194
Valdez, BP Pipeline Project, Ser B, RB
5.000%, 01/01/21	1,005	1,143

		14,705

Arizona — 3.7%
Arizona State, Agricultural Improvement & Power Authority, Salt River Project, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/13 (B)	4,000	4,198
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
Callable 01/01/17 @ 100
5.000%, 01/01/18	4,500	5,035
Arizona State, School Facilities Board, Ser 2005, RB
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,670	1,883

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Arizona State, Transportation Board, Maricopa County Region Area Road Project, RB
5.000%, 07/01/16	$1,525	$1,772
Maricopa County, Pollution Control Authority, Public Service, Ser B, RB
5.200%, 12/01/11 (A)	3,690	3,769
Phoenix, Civic Improvement, Junior Lien, Ser A, RB
Callable 07/01/20 @ 100
5.000%, 07/01/26	3,500	3,746
Phoenix, Civic Improvement, Junior Lien, Ser Junior Lien, RB, NATL- RE
Callable 07/01/17 @ 100
5.000%, 07/01/20	2,000	2,251
Pima County, Industrial Development Authority, Ser A, RB
5.125%, 07/01/15	905	907
Pima County, Sewer System Authority, RB, AGM
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,263
Pima County, Unified School District, GO, AGM
Callable 07/01/12 @ 100
4.750%, 07/01/14	1,025	1,046
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 01/01/19 @ 100
5.000%, 01/01/25	2,295	2,554
Salt River Project, Agricultural Improvement & Power District, Ser A, RB
Callable 12/01/21 @ 100
5.000%, 12/01/27	2,500	2,830
Salt Verde Financial, RB
5.250%, 12/01/24	1,330	1,339

		33,593

Arkansas — 0.4%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/26	1,535	1,847
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/26	1,535	1,847

		3,694

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California — 12.3%
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	$3,410	$3,923
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/19	4,000	4,777
California State, GO
5.000%, 03/01/17	2,675	3,038
5.000%, 10/01/18	3,000	3,455
California State, GO
Callable 12/02/11 @ 100
0.090%, 05/01/34 (A)(C)	3,000	3,000
California State, GO
Callable 04/01/12 @ 100
6.250%, 10/01/19	480	488
California State, GO
Callable 04/01/19 @ 100
5.500%, 04/01/21	5,000	5,795
California State, GO
Callable 10/01/19 @ 100
5.250%, 10/01/21	4,130	4,739
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/28	1,750	1,872
California State, Health Facilities Financing Authority, Ser B, RB
Callable 08/15/20 @ 100
5.250%, 08/15/23	1,535	1,694
California State, Public Works Board, Ser D, RB
Callable 12/01/21 @ 100
5.250%, 12/01/25	4,185	4,370
California State, Ser A, GO
Callable 07/01/19 @ 100
5.250%, 07/01/21	1,745	2,021
5.000%, 07/01/20	5,000	5,761
California State, Ser A, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	5,000	5,768
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 12/19/11 @ 100
5.000%, 06/01/20	1,000	1,000
Golden State, Tobacco Securitization Project, Ser A-1, RB
Pre-Refunded @ 100
6.750%, 06/01/13 (B)	1,500	1,637

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Golden State, Tobacco Securitization Project, Capital Appreciation Project, Ser A, RB, AMBAC
Callable 06/01/18 @ 100
4.600%, 06/01/23	$3,500	$3,469
Imperial, Irrigation & Electric District, RB
Callable 11/01/18 @ 100
5.250%, 11/01/19	1,000	1,167
5.250%, 11/01/20	1,000	1,148
Kings River, Conservation District, Peaking Project, COP
5.000%, 05/01/12	2,300	2,329
Lammersville, School District No. 2002, Mountain House Project, SAB
Callable 09/01/16 @ 100
5.125%, 09/01/35	1,000	868
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/17	3,000	3,568
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/21	1,650	1,970
Los Angeles, Harbor Department, Ser A, AMT, RB
5.000%, 08/01/21	1,180	1,336
Los Angeles, Unified School District, Election 1997 Project, Ser F, GO, FGIC
Callable 07/01/13 @ 100
5.000%, 07/01/21	1,875	2,011
Los Angeles, Wastewater Authority, Sub-Ser A, RB
Callable 06/01/20 @ 100
5.000%, 06/01/22	2,025	2,351
Roseville Westpark, Community Facilities District No. 1, SAB
Callable 03/01/12 @ 103
5.200%, 09/01/26	1,000	926
Sacramento County, Airport Systems Project, Sub-Ser D, RB
Callable 07/01/18 @ 100
5.500%, 07/01/28	1,345	1,431
San Diego County, Water Authority, Ser B-REF, RB
Callable 05/01/21 @ 100
5.000%, 05/01/28	2,500	2,750
San Diego, Public Facilities Financing Authority, Ser A, RB
Callable 05/15/19 @ 100
5.000%, 05/15/25	5,000	5,540
San Francisco City & County, Airports Commission, AMT, RB
5.250%, 05/01/18	3,500	3,915

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Francisco City & County, Public Utilities Commission, Ser B, RB
Callable 11/01/19 @ 100
5.000%, 11/01/26	$2,500	$2,739
San Francisco City & County, Public Utilities Commission, Sub- Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/27	3,685	4,086
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 01/01/20 @ 100
5.000%, 07/01/22	3,050	3,487
Southern California, Public Power Authority, Windy Point/Windy Flats Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/23	2,000	2,271
Tuolumne, Wind Project Authority, Tuolumne Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	2,245	2,489
University of California, Ser Q, RB
Callable 05/15/17 @ 101
5.250%, 05/15/23	4,000	4,509
Upland, San Antonio Community Hospital Project, COP
Callable 01/01/21 @ 100
6.000%, 01/01/26	3,265	3,513
Vernon, Electrical Systems Revenue Authority, Ser A, RB
Callable 08/01/19 @ 100
5.125%, 08/01/21	1,750	1,757

		112,968

Colorado — 0.7%
Colorado State, Health Facilities Authority, Boulder Community Hospital Project, RB
5.000%, 10/01/16	3,000	3,284
Colorado State, Housing & Finance Authority, Single-Family Housing Program, Sub-Ser C, RB
4.875%, 08/01/13	50	50
Denver, Department of Aviation, Ser A, AMT, RB
5.500%, 11/15/19	2,500	2,874

		6,208

Connecticut — 1.3%
Connecticut State, Economic Recovery Authority, Ser A, GO
5.000%, 01/01/16	3,500	4,044

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A-1, RB
Callable 07/01/18 @ 100
5.000%, 07/01/25	$3,500	$3,979
Connecticut State, Transportation Infrastructure Authority, Ser B, SAB
6.125%, 09/01/12	390	407
Connecticut State, Transportation Infrastructure Authority, Second Lien, Ser 1, SAB
5.000%, 02/01/16	3,000	3,454

		11,884

Delaware — 0.5%
Delaware State, Transportation Authority, Ser A, RB
5.000%, 07/01/17	3,500	4,155

Florida — 9.2%
Broward County, Airport System Authority, Ser L, RB, AMBAC
Callable 10/01/14 @ 100
5.000%, 10/01/16	3,500	3,784
Broward County, Port Facilities Revenue, Ser B, AMT, RB
5.000%, 09/01/21	2,500	2,667
Broward County, School Board, Ser B, COP, AGM
5.250%, 07/01/16	5,000	5,623
Citizens Property Insurance, Coastal Account, Ser Senior A-1, RB
5.000%, 06/01/19	2,000	2,161
Citizens Property Insurance, Secured High Risk Account, Ser A, RB, NATL-RE
5.000%, 03/01/14	2,500	2,652
Citizens Property Insurance, Secured High Risk Account, Ser A-1, RB
6.000%, 06/01/16	5,000	5,583
5.500%, 06/01/17	2,000	2,218
5.250%, 06/01/17	2,815	3,094
Clearwater, Water & Sewer Authority, Ser B, RB
5.000%, 12/01/15	2,580	2,910
Florida State, Ser A, GO
5.000%, 07/01/20	1,500	1,816
Florida State, Ser D, GO
Callable 06/01/21 @ 100
5.000%, 06/01/24	3,550	4,117

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Florida State, Division of Bond Finance, Environmental Protection Preservation Project, Ser A, RB, AGM
6.000%, 07/01/13	$3,490	$3,768
Florida State, Hurricane Catastrophe Fund, Ser A, RB
5.000%, 07/01/16	2,250	2,491
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/18 @ 100
5.250%, 10/01/21	5,500	6,157
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Callable 10/01/19 @ 100
5.250%, 10/01/21	3,475	3,944
Gulf Breeze, Miami Beach Local Government Project, Ser E, RB, FGIC
5.000%, 12/01/20	1,465	1,501
Hillsborough County, SAB, NATL- RE FGIC
5.000%, 03/01/16	3,375	3,656
Hillsborough County, School Board, COP, NATL-RE
5.000%, 07/01/16	1,290	1,430
Jacksonville, Aviation Authority, AMT, RB, AMBAC
5.000%, 10/01/15	2,910	3,153
Lakeland, Ser B, RB, AGM
5.000%, 10/01/18	2,500	2,881
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.000%, 04/01/14 (B)	4,500	4,938
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser B, RB, AMBAC
5.000%, 04/01/17	2,000	2,254
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/19	3,000	3,573
Orlando, Aviation Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/15	3,500	3,872
Orlando, Utilities Commission, Ser C, RB
5.000%, 10/01/14	2,100	2,336

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Tampa, Solid Waste Systems Authority, AMT, RB, AGM
5.000%, 10/01/15	$1,500	$1,632

		84,211

Georgia — 2.6%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Callable 11/01/19 @ 100
6.000%, 11/01/21	5,000	5,963
6.000%, 11/01/25	1,950	2,259
Georgia State, Ser I, GO
5.000%, 11/01/21	2,815	3,502
Georgia State, Housing & Finance Authority, Single-Family Mortgage Project, Sub-Ser B-4, AMT, RB
Callable 01/03/12 @ 100
5.250%, 06/01/20	2,280	2,285
Georgia State, Private Colleges & Universities Authority, Emory University Project, Ser A, RB
5.000%, 09/01/16	2,500	2,937
Gwinnett County, Development Authority, Public Schools Project, COP, NATL-RE
Pre-Refunded @ 100
5.250%, 01/01/14 (B)	2,000	2,193
Gwinnett County, School District, GO
Pre-Refunded @ 100
5.000%, 02/01/18 (B)	3,080	3,716
Marietta, Development Authority, Life University Project, RB
Callable 06/15/18 @ 100
6.250%, 06/15/20	1,055	1,033

		23,888

Guam — 0.1%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	750	766

Hawaii — 0.4%
Honolulu City & County, Board of Water Supply, Ser B, AMT, RB, NATL-RE
5.000%, 07/01/15	1,000	1,105

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Callable 07/01/19 @ 100
5.000%, 07/01/21	$2,500	$2,886

		3,991

Idaho — 0.0%
Idaho State, Housing & Finance Association, Single-Family Mortgage Project, Ser C, AMT, RB
Callable 01/03/12 @ 100
5.600%, 01/01/21	95	96

Illinois — 4.3%
Chicago, Airport Authority, O’Hare International Airport Project, Third Lien, Ser B, RB
5.000%, 01/01/17	2,500	2,820
Chicago, Ser A, GO, AGM
Callable 01/01/15 @ 100
5.000%, 01/01/17	2,500	2,738
Chicago, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 01/01/14 (B)	2,590	2,827
Illinois Finance Authority, Ser B, RB
Callable 12/02/11 @ 100
0.090%, 01/01/48 (A)(C)	2,000	2,000
Illinois State, Ser B, GO
5.000%, 01/01/13	5,000	5,201
Illinois State, Finance Authority, Palos Hospital Project, Ser C, RB
5.000%, 05/15/16	2,000	2,174
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.000%, 06/01/15	2,975	3,269
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/16 @ 100
6.250%, 06/01/24	3,500	3,703
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
5.500%, 06/01/23	2,600	2,774
Illinois State, Regional Transportation Authority, Ser A, RB, NATL-RE FGIC
5.500%, 07/01/23	2,095	2,439
Illinois State, Regional Transportation Authority, Ser B, RB, NATL-RE
5.500%, 06/01/20	2,710	3,179

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Toll Highway Authority, Ser A-1, RB
Callable 01/01/20 @ 100
5.000%, 01/01/25	$2,250	$2,435
Northern Illinois University, RB, AGM
5.000%, 04/01/17	1,285	1,420
Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/20	2,695	2,923

		39,902

Indiana — 1.3%
Indiana State, Finance Authority, Revolving Funding Program, Ser A, RB
5.000%, 02/01/16	3,000	3,448
Indiana University, Student Fee Project, Ser S, RB
Callable 08/01/18 @ 100
5.000%, 08/01/19	2,000	2,380
Indianapolis, Airport Authority, Industrial Public Improvement Project, Ser F, AMT, RB, AMBAC
5.000%, 01/01/15	2,000	2,151
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/20 @ 100
5.000%, 08/15/23	3,315	3,622
Whiting, BP Products North America Project, RB
5.000%, 01/01/16	525	585

		12,186

Iowa — 0.3%
Iowa State, Finance Authority, Pollution Control Facilities, Interstate Power Project, RB, FGIC
5.000%, 07/01/14	2,250	2,430

Kansas — 0.2%
Wyandotte County, Kansas City Unified Government, Sub-Ser B, RB
6.560%, 06/01/21 (D)	3,490	2,070

Louisiana — 0.5%
Louisiana State, Citizens Property Insurance, Ser C-2, RB, AGM
Callable 06/01/18 @ 100
6.750%, 06/01/26	2,400	2,776

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Orleans, Aviation Board, Ser B-2, AMT, RB, AGM
5.000%, 01/01/13	$1,735	$1,797

		4,573

Maryland — 3.7%
Maryland State, Department of Transportation, Port Administration Facilities Project, AMT, COP, AMBAC
5.250%, 06/15/14	1,335	1,457
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/20 @ 100
5.750%, 09/01/25	1,990	2,025
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/19 @ 100
6.200%, 09/01/22	1,335	1,578
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	2,820	2,834
Maryland State, GO
5.000%, 03/01/18	3,500	4,248
Maryland State, State & Local Facilities Loan, Ser 2, GO
5.000%, 08/01/16	3,925	4,624
Maryland State, State & Local Facilities Loan, Ser C, GO
5.000%, 11/01/17	1,725	2,087
Maryland State, Transportation Authority, RAN
5.250%, 03/01/17	4,250	5,078
Montgomery County, Ser A, GO
5.000%, 07/01/17	3,695	4,434
Montgomery County, Ser A, GO
Callable 07/01/19 @ 100
5.000%, 07/01/21	5,000	5,960

		34,325

Massachusetts — 3.6%
Massachusetts Bay, Transportation Authority, Ser A, RB
5.000%, 07/01/22	3,000	3,631
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	2,750	3,393

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	$320	$324
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/20	2,765	2,896
Massachusetts State, Federal Highway Project, Ser A, GAN, AGM
5.000%, 12/15/14	5,000	5,609
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/14	2,395	2,596
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	1,500	1,860
5.500%, 12/01/17	3,000	3,685
Massachusetts State, Water Pollution Abatement Authority, Ser 1, RB
5.000%, 08/01/15	2,770	3,169
5.000%, 08/01/16	2,250	2,641
Massachusetts State, Water Resources Authority, Ser B, RB
5.000%, 08/01/15	2,895	3,298

		33,102

Michigan — 1.8%
Detroit, Sewer Disposal Revenue Authority, Senior Lien, Ser C-1, RB
Callable 07/01/19 @ 100
6.500%, 07/01/24	4,000	4,519
Kent County, Hospital Finance Authority, Spectrum Health System Project, Ser A, RB
5.000%, 11/15/17	1,200	1,361
Michigan State, Environmental Protection Program, GO
6.250%, 11/01/12	740	779
Michigan State, Ser A, GO
5.000%, 11/01/19	2,000	2,347
Michigan State, Strategic Fund, Dow Chemical Project, Ser B-2, RB
6.250%, 06/01/14	3,000	3,307

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wayne County, Airport Authority, Detroit Metropolitan Airport Project, Ser Junior Lien, AMT, RB, NATL-RE FGIC
Callable 12/01/17 @ 100
5.000%, 12/01/22	$1,500	$1,527
Wayne County, Airport Authority, Ser A, AMT, RB
5.000%, 12/01/16	2,500	2,715

		16,555

Minnesota — 2.1%
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.375%, 11/15/23	3,250	3,703
Minnesota State, Municipal Power Agency, RB
Callable 10/01/15 @ 100
5.250%, 10/01/21	1,000	1,083
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (A)	1,575	1,738
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/38 (A)	1,535	1,715
St. Louis Park, Health Care Authority, Nicollet Health Services Project, Ser C, RB
5.500%, 07/01/17	4,240	4,750
Tobacco Securitization Authority, Ser B, RB
5.000%, 03/01/21	1,495	1,625
5.000%, 03/01/22	1,285	1,382
University of Minnesota, Ser A, RB
5.000%, 12/01/17	2,520	3,020

		19,016

Missouri — 1.0%
Missouri State, Highway & Transportation Commission, Second Lien, RB
Callable 05/01/17 @ 100
5.250%, 05/01/19	2,200	2,600
5.250%, 05/01/23	1,290	1,468
Missouri State, Joint Municipal Electric Utility Commission, Iatan 2 Project, Ser A, RB, AMBAC
5.000%, 01/01/15	2,000	2,174

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Louis, Airport Authority, Lamber International Airport Project, Ser A-1, RB
Callable 07/01/19 @ 100
6.125%, 07/01/24	$2,515	$2,775

		9,017

Nebraska — 0.2%
Nebraska, Educational Finance Authority, RB
Callable 12/02/11 @ 100
0.090%, 07/01/35 (A)(C)	1,500	1,500

Nevada — 0.7%
Clark County, Airport Authority, Ser D, RB
Callable 01/01/20 @ 100
5.000%, 07/01/23	2,250	2,439
Clark County, Airport Authority, Sub Lien, Ser C, RB, AGM
Callable 07/01/19 @ 100
5.000%, 07/01/23	2,800	3,021
Henderson, Local Improvement Districts, Ser T-18, SAB
Callable 03/01/12 @ 103
5.300%, 09/01/35	1,985	971

		6,431

New Jersey — 2.5%
New Jersey State, Economic Development Authority, Ser EE, RB
5.000%, 09/01/18	3,500	3,995
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Callable 06/01/20 @ 100
5.375%, 06/01/25	1,450	1,493
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser I, RB
5.500%, 09/01/15	3,110	3,535
New Jersey State, Equipment Lease & Purchase Project, Ser A, COP
5.000%, 06/15/14	2,500	2,695
New Jersey State, Ser N, GO, NATL-RE FGIC
5.500%, 07/15/18	5,000	6,110
New Jersey State Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/21 @ 100
5.500%, 06/15/31	4,770	5,148

		22,976

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Mexico — 0.8%
Jicarilla, Apache Nation Reservation, Ser A, RB
5.000%, 09/01/13	$2,025	$2,132
New Mexico State, Ser A, RB
5.000%, 07/01/15	4,270	4,866

		6,998

New York — 11.8%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.500%, 07/15/30	3,500	3,755
City of New York, Sub-Ser A-7, GO
Callable 01/01/12 @ 100
0.070%, 08/01/20 (A)(C)	3,700	3,700
City of New York, Sub-Ser E5, GO
Callable 01/01/12 @ 100
0.070%, 08/01/16 (A)(C)	1,900	1,900
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/18 @ 100
6.500%, 11/15/28	2,860	3,358
Metropolitan New York, Transportation Authority, Ser D, RB
5.000%, 11/15/16	2,000	2,293
New York & New Jersey, Port Authority, Ser 131st, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,550	1,670
New York & New Jersey, Port Authority, Ser 146, AMT, RB, AGM
Callable 12/01/16 @ 100
5.000%, 12/01/17	5,000	5,643
New York & New Jersey, Port Authority, JFK International Air Terminal Project, Ser 8, RB
Callable 12/01/15 @ 100
6.500%, 12/01/28	3,500	3,698
New York City, Ser B, GO
5.000%, 08/01/17	2,000	2,357
New York City, Ser E, GO
Callable 08/01/19 @ 100
5.000%, 08/01/21	5,625	6,544
Callable 08/01/19 @ 100
5.000%, 08/01/22	2,000	2,301
New York City, Ser K, GO
Callable 08/01/15 @ 100
5.000%, 08/01/21	5,000	5,539

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Sub-Ser E-5, GO
Callable 01/01/12 @ 100
0.070%, 08/01/15 (A)(C)	$3,000	$3,000
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	2,325	2,918
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/19	2,750	3,134
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	2,000	2,133
New York City, Municipal Water Finance Authority, Ser B, RB, AGM
Callable 06/15/14 @ 100
5.000%, 06/15/15	3,000	3,319
New York City, Municipal Water Finance Authority, Ser B, RB, AMBAC
Callable 12/15/14 @ 100
5.000%, 06/15/21	1,385	1,524
New York City, Transitional Finance Authority, Future Tax Secured Project, Ser B, RB
Callable 05/01/17 @ 100
5.000%, 11/01/18	2,815	3,278
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser A-1, RB
5.000%, 11/01/20	1,250	1,507
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-, RB
Callable 02/01/21 @ 100
5.000%, 02/01/23	2,500	2,913
5.000%, 02/01/24	2,250	2,579
New York City, Trust for Cultural Resources, Whitney Museum Project, RB
Callable 01/01/21 @ 100
5.000%, 07/01/21	1,320	1,519
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Callable 12/01/18 @ 100
6.500%, 12/01/21	2,500	2,645
New York State, Dormitory Authority, Ser A, RB
Callable 05/01/21 @ 100
5.000%, 05/01/23	2,135	2,322
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/18	2,530	2,963

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Ser B, RB, XLCA
5.250%, 07/01/32 (A)	$4,275	$4,559
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, NATL-RE
5.500%, 05/15/13	4,000	4,150
New York State, Environmental Facilities Authority, Ser 2, RB
5.750%, 06/15/12	190	195
New York State, Environmental Facilities Authority, Ser B, RB
Callable 06/15/18 @ 100
5.000%, 06/15/21	1,580	1,819
New York State, Local Government Assistance, Sub-Ser 2003A-5/6, RB
5.000%, 04/01/17	2,000	2,372
5.000%, 04/01/18	5,000	6,021
New York State, Tobacco Settlement Authority, RB
Callable 06/01/13 @ 100
5.500%, 06/01/20	1,615	1,727
New York State, Urban Development Authority, Personal Income Tax, Ser A-1, RB
5.000%, 12/15/16	2,000	2,341
Triborough Bridge & Tunnel Authority, Ser A, RB
Callable 01/01/22 @ 100
5.000%, 01/01/23	2,500	2,936
Triborough Bridge & Tunnel Authority, Sub-Ser B-3, RB
Callable 11/15/15 @ 100
5.000%, 11/15/38 (A)	2,250	2,537
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/19	1,500	1,696

		108,865

North Carolina — 0.7%
Mecklenburg County, GO
5.000%, 02/01/21	1,045	1,282
North Carolina State, Ser B, RB
5.000%, 11/01/20	1,000	1,214
North Carolina State, Medical Care Commission, First Mortgage- Presbyterian Homes Project, RB
Callable 10/01/16 @ 100
5.500%, 10/01/31	2,360	2,145

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of North Carolina at Chapel Hill, RB
Callable 12/01/17 @ 100
5.000%, 12/01/31	$1,650	$1,788

		6,429

Ohio — 3.2%
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/20	2,000	2,137
Kent State University, Ser B, RB, AGM
Callable 05/01/19 @ 100
5.000%, 05/01/21	2,500	2,828
Lakewood, Hospital Improvement Authority, Lakewood Hospital Association Project, RB
5.500%, 02/15/13	2,500	2,621
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/20 @ 100
5.750%, 11/15/22	2,500	2,939
Ohio State, Air Quality Development Authority, First Energy Generation Project, Ser A, RB
5.700%, 08/01/20	2,805	3,078
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser A, RB
5.700%, 02/01/14	1,665	1,785
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/18	1,580	1,760
Ohio State, Conservation Projects, Ser A, GO
5.000%, 09/01/15	1,985	2,268
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/18	1,000	1,221
Ohio State, Higher Educational Facilities Commission, Cleveland Clinic Health Project, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/19	3,710	4,199
Ohio State, Water Development Authority, Ser A, RB
Callable 12/01/19 @ 100
5.000%, 12/01/22	3,595	4,214

		29,050

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oklahoma — 0.9%
Tulsa County, Industrial Authority, Ser A, RB
5.000%, 05/15/15	$7,500	$8,389

Oregon — 0.8%
Oregon State, Ser J, GO
Callable 05/01/21 @ 100
5.000%, 05/01/25	2,210	2,566
5.000%, 05/01/26	1,545	1,776
Oregon State, Department of Administrative Services, Ser A, RB
Callable 04/01/19 @ 100
5.250%, 04/01/26	3,000	3,405

		7,747

Pennsylvania — 6.1%
Allegheny County, Industrial Development Authority, Environmental Improvement Project, RB
6.500%, 05/01/17	1,390	1,448
Allegheny County, Port Authority, RB
Callable 03/01/21 @ 100
5.000%, 03/01/25	2,200	2,367
Berks County, Municipal Authority, Reading Hospital & Medical Center Project, RB
Callable 11/01/19 @ 100
5.250%, 11/01/24	2,935	3,155
Butler County, Hospital Authority, Butler Health Systems Project, RB
Callable 07/01/19 @ 100
7.125%, 07/01/29	1,500	1,685
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,445	1,272
Delaware Valley, Regional Finance Authority, RB
5.750%, 07/01/17	3,000	3,365
Lancaster County, Higher Education Authority, Franklin & Marshall College Project, RB
Callable 04/15/16 @ 100
5.000%, 04/15/24	1,025	1,093

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/21	$2,510	$2,710
Pennsylvania State, GO
5.000%, 07/01/20	1,500	1,828
Pennsylvania State, GO, AGM
5.375%, 07/01/17	4,200	5,092
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Callable 10/15/19 @ 100
6.250%, 10/15/23	1,800	1,890
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	4,000	4,087
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/21 @ 100
5.250%, 05/01/24	2,680	2,951
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	3,120	3,780
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	5,000	5,941
Philadelphia, School District, Ser A, GO
5.000%, 06/01/14	4,315	4,658
Philadelphia, School District, Ser E, GO
5.000%, 09/01/18	1,785	2,004
Philadelphia, Water & Wastewater Authority, Ser A, RB
5.000%, 06/15/15	3,650	4,055
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	2,000	2,404

		55,785

Puerto Rico — 5.0%
Puerto Rico Commonwealth, Electric Power Authority, Ser TT, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	2,500	2,737

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Government Development Board, RB, NATL-RE
Callable 12/01/12 @ 101
4.750%, 12/01/15	$3,035	$3,139
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/11	1,000	1,000
Puerto Rico Commonwealth, Higher Education Authority, University of Puerto Rico Project, Ser Q, RB
Callable 06/01/16 @ 100
5.000%, 06/01/21	3,765	3,845
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser M, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	4,120	4,231
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding for Modernization, Sub-Ser 2008, RB
5.500%, 12/01/15	4,370	4,823
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12 (E)	5	5
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser C, RB
5.500%, 07/01/12	1,995	2,044
Puerto Rico Commonwealth, Public Finance Authority, Commonwealth Appropriations Project, Ser A, RB
Callable 02/01/12 @ 100
5.750%, 08/01/27 (A)(C)	3,000	3,020
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
5.250%, 07/01/15	2,200	2,371
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/16 (B)	1,235	1,466
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO
Callable 07/01/13 @ 100
5.250%, 07/01/22	4,725	4,782
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/23	6,500	7,173

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 02/01/14 @ 100
6.125%, 08/01/29	$1,500	$1,588
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser C, RB
Callable 08/01/20 @ 100
6.500%, 08/01/35	3,500	3,917

		46,141

Rhode Island — 0.0%
Rhode Island State, Housing & Mortgage Finance Authority, Homeownership Opportunity Project, Ser 25-A, RB
Callable 01/03/12 @ 100
4.950%, 10/01/16	420	420

South Carolina — 0.6%
Charleston County, Educational Excellence Finance Authority, Charleston School District Project, RB
Callable 12/01/14 @ 100
5.000%, 12/01/16	3,000	3,328
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16	800	944
Piedmont, Municipal Power Agency, Ser A, RB, FGIC
6.500%, 01/01/16 (E)	1,020	1,240

		5,512

Tennessee — 0.4%
Memphis, Electric Systems Revenue Authority, Sub-Ser 2010, RB
5.000%, 12/01/17	1,730	2,071
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/21 @ 100
5.000%, 07/01/24	1,890	2,055

		4,126

Texas — 6.5%
Aldine, Independent School District, School Building Project, GO
Callable 02/15/18 @ 100
5.000%, 02/15/22	3,805	4,369
Conroe, Independent School District, GO
Callable 02/15/20 @ 100
5.000%, 02/15/26	2,085	2,360

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Corpus Christi, Utility Systems Authority, Refinance & Improvement Project, RB, AGM
Callable 07/15/16 @ 100
4.500%, 07/15/23	$2,000	$2,127
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/23	3,495	3,843
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser A, RB
Callable 11/01/16 @ 100
5.000%, 11/01/23	300	320
Fort Worth, Independent School District, GO
5.000%, 02/15/15	2,000	2,258
Houston, Community College, Northline Mall Campus Project, RB, AMBAC
Callable 04/15/17 @ 100
4.500%, 04/15/24	1,000	1,045
Houston, Hotel Occupancy Tax & Special Revenue, Convention & Entertainment Project, Ser B, RB, AMBAC
7.400%, 09/01/15 (D)	5,500	4,797
Houston, Utility Systems Authority, First Lien, Ser A, RB, AGM
5.250%, 11/15/17	1,775	2,133
Lower Colorado, River Authority, Transmission Services Project, RB
Callable 05/15/18 @ 100
5.000%, 05/15/21	2,000	2,244
Lower Neches Valley, Industrial Development Authority, Ser A, RB
Callable 12/02/11 @ 100
0.060%, 11/01/29 (A)	1,000	1,000
North East, Independent School District, School Building Project, Ser A, GO
5.000%, 08/01/16	2,000	2,339
North East, Independent School District, School Building Project, Ser A, GO
Callable 08/01/17 @ 100
5.000%, 08/01/21	2,000	2,330
5.000%, 08/01/23	5,000	5,672
North Texas, Thruway Authority, First Tier, Ser A, RB
Callable 01/01/18 @ 100
6.000%, 01/01/24	245	276
North Texas, Thruway Authority, First Tier, Ser E-3, RB
5.750%, 01/01/38 (A)	3,085	3,467

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pasadena, Independent School District, School Building Project, GO
5.000%, 02/15/16	$1,000	$1,159
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12	1,640	1,688
San Antonio, Airport Systems Authority, AMT, RB, AGM
6.000%, 07/01/12 (E)	405	417
San Antonio, Electric & Gas Authority, Ser A, RB
5.000%, 02/01/14	15	16
Texas A&M University, RB
Callable 07/01/13 @ 100
5.250%, 07/01/16	2,250	2,414
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/18	3,135	3,671
Texas State, Municipal Power Agency, RB, NATL-RE
5.670%, 09/01/16 (D)(E)	25	24
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 06/30/20 @ 100
7.500%, 06/30/33	1,750	1,973
Texas State, Private Activity Bond Surface Transportation, Ser Senior Lien, RB
Callable 12/31/19 @ 100
7.500%, 12/31/31	2,220	2,502
Texas State, Transportation Commission Authority, First Tier, Ser A, RB
Callable 04/01/16 @ 100
5.000%, 04/01/17	3,000	3,476
Texas State, Transportation Commission Authority, Mobility Fund, Ser A, GO
Callable 04/01/17 @ 100
5.000%, 04/01/22	1,600	1,836

		59,756

Utah — 0.3%
Utah State, Intermountain Power Agency, Sub-Ser A, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/19	2,500	2,838

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vermont — 0.0%
Vermont State, Housing Finance Agency, Single-Family Housing Project, Ser 23, AMT, RB, AGM
Callable 11/01/14 @ 100
5.000%, 05/01/34	$310	$311

Virginia — 1.6%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/19 @ 100
5.000%, 05/01/23	975	1,068
Fairfax County, Ser A, GO
5.000%, 04/01/18	1,630	1,971
University of Virginia, Ser B, RB
Callable 06/01/13 @ 100
5.000%, 06/01/20	240	251
5.000%, 06/01/21	240	251
University of Virginia, Ser B, RB
Pre-Refunded @ 100
5.000%, 06/01/13 (B)	2,520	2,694
Virginia State, College Building Authority, 21st Century College & Equipment Programs Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,000	2,403
Virginia State, Housing Development Authority, Sub-Ser A-3, AMT, RB
4.400%, 01/01/14	1,950	1,998
4.300%, 07/01/13	1,875	1,917
Virginia State, Ser B, GO
Callable 06/01/18 @ 100
5.000%, 06/01/22	2,000	2,335

		14,888

Washington — 2.4%
FYI Properties, Washington State Disposal Project, RB
5.000%, 06/01/15	4,015	4,456
Port of Seattle, AMT, GO
Callable 06/01/21 @ 100
5.250%, 12/01/21	1,000	1,164
Seattle, Municipal Light & Power Improvement Project, Ser A, RB
Callable 02/01/21 @ 100
5.000%, 02/01/22	2,685	3,195

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Washington State, Northwest Energy & Electric Authority, Columbia Generating Station, Ser A, RB
5.500%, 07/01/15	$2,000	$2,303
5.000%, 07/01/20	5,000	6,019
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser A, RB
5.000%, 07/01/14	2,120	2,346
Washington State, Northwest Energy & Electric Authority, Project No. 1, Ser C, RB
5.000%, 07/01/15	2,250	2,551

		22,034

Wyoming — 0.3%
Sublette County, RB
Callable 01/03/12 @ 100
0.060%, 11/01/14 (A)	1,200	1,200
Wyoming State, Community Development Housing Authority, Ser 6, AMT, RB
5.500%, 12/01/17	1,550	1,621

		2,821

Total Municipal Bonds (Cost $847,820) ($ Thousands)		895,062

TAX EXEMPT CORPORATE BOND — 0.7%

California — 0.7%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	6,000	6,052

Total Tax Exempt Corporate Bond (Cost $5,956) ($ Thousands)		6,052

CASH EQUIVALENT — 0.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (F)	1,091,363	1,091

Total Cash Equivalent (Cost $1,091) ($ Thousands)		1,091

Total Investments — 98.1% (Cost $854,867) ($ Thousands)†		$902,205

Percentages are based on Net Assets of $919,990 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security holds a letter of credit issued by a major bank.

(D)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(E)	Security is escrowed to maturity.

(F)	Rate shown is the 7-day effective yield as of November 30, 2011.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Intermediate – Term Municipal Fund

November 30, 2011

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GAN — Grant Anticipation Note

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RAN — Revenue Anticipation Note

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

† At November 30, 2011,the tax basis cost of the Fund’s investments was $854,815 ($ Thousands), and the unrealized appreciation and depreciation were $49,515 ($ Thousands) and $(2,125) ($ Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$895,062	$—	$895,062
Tax Exempt Corporate Bond	—	6,052	—	6,052
Cash Equivalent	1,091	—	—	1,091

Total Investments in Securities	$1,091	$901,114	$—	$902,205

During the period ended November 30, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

14	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 98.6%

Arizona — 1.3%
Pima County, Industrial Development Authority, Putters, Ser 2835, RB
0.190%, 03/01/16 (A)	$1,725	$1,725
Pima County, Unified School District No. 6 Marana, GO, AGM
5.000%, 07/01/13	2,150	2,280
University of Arizona, Ser B, COP, AMBAC
Callable 06/01/12 @ 100
5.125%, 06/01/16	3,725	3,796
Yavapai County, Industrial Development Authority, RB
3.000%, 10/01/13	750	775

		8,576

Arkansas — 0.1%
Fort Smith, Ser 2008, RB
3.875%, 09/01/13	350	367

California — 11.8%
California, Educational Facilities Authority, RB
4.000%, 10/01/13	1,330	1,398
California State, Communities Development Authority, Ser 2089, RB
Callable 10/01/16 @ 102
0.140%, 10/01/36 (A)	90	90
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser C, RB
5.000%, 07/01/37 (A)	2,800	2,870
College of the Sequoias, Tulare Area Improvement District No. 3, GO
3.000%, 09/01/13	3,945	4,076
1.703%, 09/01/13 (B)	1,000	976
Fontana, Unified School District, BAN
4.128%, 12/01/12 (B)	3,000	2,979
4.000%, 12/01/12	5,300	5,427
Gilroy, Unified School District, BAN
3.525%, 04/01/13 (B)	2,000	1,948
Gilroy, Unified School District, GO
5.000%, 04/01/13 (C)	400	424
Gilroy, Unified School District, GO
5.000%, 04/01/13	3,965	4,183
Golden Empire Schools, Financing Authority, Kern Highschool District Project, RB
4.000%, 05/01/12	4,100	4,154

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Imperial Community College District, GO
4.108%, 08/01/14 (B)	$7,345	$6,697
Kern County, Capital Improvement Projects, Ser A, COP
5.000%, 11/01/12	1,130	1,162
5.000%, 11/01/13	1,605	1,687
Long Beach Community College District, Ser A, GO
9.850%, 01/15/13	20,000	22,048
Moreland, School District, Ser A, GO
3.316%, 07/01/16 (B)	8,500	7,431
Orland, Unified School District, BAN
3.000%, 04/01/12	3,330	3,348
2.642%, 04/01/12 (B)	840	834
San Luis Obispo County, Cuesta Community College, Ser A, COP
Callable 01/03/12 @ 100
3.125%, 11/01/12	3,190	3,195
San Ramon Valley, Unified School District, Ser A, GO, NATL-RE FGIC
1.158%, 07/01/12 (B)	2,445	2,429

		77,356

Colorado — 3.4%
Colorado State, Health Facilities Authority, Catholic Health Initiatives Project, Ser B, RB
5.000%, 07/01/39 (A)	10,075	10,484
Denver, Airport System Revenue City & County, Ser C, RB
4.000%, 11/15/14	7,400	7,998
3.000%, 11/15/14	2,650	2,788
Grand Elk Ranch, General Improvement District, GO
Pre-Refunded @ 100
7.000%, 12/01/12 (D)	1,000	1,064

		22,334

Connecticut — 0.6%
Connecticut State, Health & Educational Facilities Authority, RB
3.000%, 07/01/13	1,090	1,124
1.000%, 07/01/12	1,470	1,473
Connecticut State, Health & Educational Facility Authority, Ser A-3, RB
4.000%, 07/01/49 (A)	1,175	1,225

		3,822

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Delaware — 0.0%
University of Delaware, Ser B, RB
Callable 12/02/11 @ 100
0.110%, 11/01/34 (A)	$300	$300

District of Columbia — 0.2%
District of Columbia, RB
Callable 01/03/12 @ 100
0.280%, 01/01/28 (A)	1,400	1,400

Florida — 4.7%
Collier County, School Board, COP, AGM
6.250%, 02/15/13	12,500	13,075
Duval County, School Board, COP, AGM
5.000%, 07/01/12	1,000	1,023
Florida Housing Finance, Ser G-2, RB, FHLMC
Callable 04/01/12 @ 100
1.650%, 05/01/14	750	751
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12 (C)	35	36
Highlands County, Health Facilities Authority, Adventist Health Project, Ser G, RB
5.000%, 11/15/12	1,080	1,124
Lakeland, Electric and Water Refunding, Ser A, RB, NATL-RE
1.278%, 10/01/12 (B)	2,020	2,006
Lucie County, School Board, Master Lease Program, Ser A, COP
3.500%, 07/01/14	2,000	2,069
Manatee County, RB
3.000%, 04/01/13	1,000	1,026
Miami-Dade County, Capital Asset Acquisition, Ser E, RB
4.250%, 04/01/14	1,455	1,524
Miami-Dade County, Public Service, RB, AGM
5.000%, 10/01/14	3,250	3,580
4.000%, 10/01/15	3,390	3,675
Osceola County, GO, AGM
4.000%, 10/01/14	1,090	1,172

		31,061

Georgia — 0.6%
Atlanta, Ser A, RB
5.000%, 01/01/15	1,000	1,099
Fulton County, Development Authority, Ser B, RB
5.000%, 03/15/16	2,235	2,421

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Municipal Electric Authority, Ser A, RB, AGM
5.500%, 01/01/12	$500	$502

		4,022

Illinois — 4.1%
Chicago, Wastewater Transmission Project, Ser A, RB
3.500%, 01/01/12	1,305	1,307
DuPage County, Water Commission, Ser 2003, RB, AMBAC
5.250%, 05/01/13	11,395	12,020
Illinois State, Finance Authority, Art Institute of Chicago, RB
Pre-Refunded @ 100
4.100%, 03/01/34 (A)(D)	4,500	4,708
Madison-Macoupin Counties, Community College District No. 536, GO, AMBAC
5.750%, 11/01/12	1,040	1,082
McHenry & Kane Counties, Community Consolidated School District No. 158, GO, NATL-RE
3.061%, 01/01/14 (B)	4,910	4,623
Rock Island-Mercer Counties, Community College District No. 503, Black Hawk College Project, Ser A, GO, AMBAC
4.000%, 12/01/11	1,000	1,000
Winnebago County, School District No. 122, Harlem-Loves Park, GO, NATL-RE FGIC
6.550%, 06/01/12	2,000	2,049

		26,789

Indiana — 2.2%
Indiana State, Finance Authority, Republic Services Project, Ser B, RB
0.800%, 05/01/28 (A)	4,500	4,500
Indiana State, Health & Educational Facilities, Finance Authority, Howard Regional Health Systems Project, Ser B, RB
Callable 12/02/11 @ 100
0.150%, 01/01/35 (A)(E)	3,000	3,000
Indiana State, Health Facility Financing Authority, Ascension Health Credit Project, Ser A5, RB
5.000%, 11/01/27 (A)	1,000	1,070
IPS, Multi-School Building, First Mortgage, Ser B, RB
4.000%, 07/15/13	1,800	1,889

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

St. Joseph County, Economic Development Authority, RB
4.000%, 12/30/11	$1,125	$1,127
4.000%, 06/30/12	1,135	1,151
St. Joseph County, Redevelopment District, TA
3.000%, 01/15/14	1,990	2,027

		14,764

Iowa — 0.4%
Iowa State, Finance Authority, Genesis Health Systems Project, RB
4.000%, 07/01/12	1,000	1,018
Waterloo, Community School District, Ser A, RB
4.000%, 07/01/12	1,350	1,371

		2,389

Kansas — 0.3%
Burlington County, Pollution Control Authority, RB
0.550%, 12/01/11	3,000	3,000
Kansas State, Development Finance Authority, Sisters of Charity of Leavenworth Health System Project, Ser A, RB
2.500%, 01/01/13	1,265	1,283
Wichita, Hospital Revenue Authority, Christi Health Systems Project, RB
4.000%, 11/15/12	1,000	1,029

		5,312

Kentucky — 1.1%
Kentucky State, Bond Corporation, Ser C, RB
2.000%, 02/01/12	1,075	1,077
Kentucky State, Economic Development Finance Authority, Baptist Health Care System Project, Ser A, RB
5.000%, 08/15/12	1,000	1,029
Kentucky State, Economic Development Finance Authority, Republic Services Project, Ser B, RB
Callable 03/01/12 @ 100
0.800%, 04/01/31 (A)	5,200	5,200

		7,306

Louisiana — 0.8%
England, Sub-District No. 1, RB, NATL-RE FGIC
5.000%, 08/15/12	1,120	1,151

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jefferson Parish, School Board, RB
2.000%, 03/01/14	$1,000	$1,012
Louisiana State, Offshore Terminal Authority, Loop Project, RB
1.578%, 10/01/37 (A)	3,000	3,010

		5,173

Maine — 0.4%
Maine State, Health & Higher Educational Facilities Authority, Ser B, RB
3.000%, 07/01/12	2,620	2,655

Maryland — 1.1%
Maryland State, Economic Development, University of Maryland, College Park Project, RB
5.000%, 07/01/12	3,940	4,028
5.000%, 07/01/13	2,015	2,116
Maryland State, Health & Higher Educational Facilities Authority, Greater Baltimore Medical Center Project, RB
3.000%, 07/01/13	1,000	1,021

		7,165

Massachusetts — 4.6%
Brockton Area, Transit Authority, RB
1.500%, 08/03/12	2,800	2,808
Massachusetts State, Educational Financing Authority, Ser A, RB
2.250%, 01/01/13	910	914
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser T-3, RB
2.663%, 10/01/37 (A)	7,500	7,768
Montachusett, Regional Transit Authority, RB
1.500%, 08/10/12	9,500	9,547
New Bedford, TRAN
1.500%, 06/29/12	9,000	9,018

		30,055

Michigan — 5.9%
L’Anse Creuse, Public Schools, School Building & Site Project, GO
Callable 01/03/12 @ 100
0.120%, 05/01/35 (A)	5,480	5,480
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
1.350%, 11/15/47 (A)	16,000	16,160

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Hospital Finance Authority, Sub-Ser, RB
4.000%, 11/01/27 (A)	$1,960	$2,138
Michigan State, Housing Development Authority, Ser A, RB
3.600%, 12/01/12	1,100	1,114
Michigan State, Municipal Bond Authority, Local Government Loan Program, Ser C, RB
5.000%, 05/01/12	1,440	1,460
Michigan State, Public Power Agency, Combustion Turbine No. 1 Project, Ser A, RB, AGM
5.000%, 01/01/13	1,155	1,202
5.000%, 01/01/14	1,210	1,296
3.000%, 01/01/12	1,380	1,382
Michigan State, Strategic Fund, Detroit Education Project, RB
3.050%, 08/01/24 (A)	5,000	5,053
Southfield Public Schools, Ser B, GO, AGM
5.000%, 05/01/13	250	265
Wayne County, Airport Authority, Ser D, RB
3.000%, 12/01/13	1,665	1,700
2.000%, 12/01/12	1,555	1,571

		38,821

Minnesota — 1.5%
Minnesota State, Municipal Power Agency, Ser B, RB
Callable 04/01/12 @ 100
4.000%, 10/01/13	5,000	5,056
Minnesota State, Public Facilities Authority, Ser C, RB
5.000%, 03/01/14	4,250	4,678

		9,734

Missouri — 0.6%
Greene County, Wilson Creek Project, GO
Callable 01/03/12 @ 100
2.500%, 08/01/12	1,250	1,251
Kansas City, Industrial Development Authority, Downtown Redevelopment District Project, Ser A, RB
3.000%, 09/01/14	1,200	1,239
Kansas City, Industrial Development Authority, NNSA National Security Project, RB
4.000%, 09/01/13	1,150	1,162

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Missouri State, Development Finance Board, Nelson Gallery Foundation Project, Ser A, RB
Callable 01/03/12 @ 100
0.090%, 12/01/37 (A)	400	400

		4,052

Montana — 0.5%
Montana State, Facility Finance Authority, Ser B, RB
5.000%, 01/01/13	3,035	3,157

Nebraska — 0.2%
Douglas County, Hospital Authority No. 2, RB
5.000%, 11/15/13	1,030	1,109

New Jersey — 15.5%
Bayonne, GO
3.000%, 07/01/13	855	873
Borough of Beach Haven, TRAN
1.750%, 05/17/12	2,700	2,704
Borough of Bound Brook, TRAN
1.500%, 06/08/12	4,950	4,959
Borough of Demarest, TRAN
1.500%, 02/17/12	3,208	3,214
Borough of Freehold, TRAN
1.250%, 12/21/11	3,254	3,255
Borough of Palmyra, Ser A, TRAN
1.500%, 06/06/12	6,756	6,770
Borough of South Plainfield, TRAN
1.750%, 02/24/12	1,170	1,172
Borough of Spring Lake, TRAN
2.000%, 04/13/12	2,488	2,496
Burlington, TRAN
2.000%, 06/21/12	5,036	5,058
Camden County, Improvement Authority, GO
3.000%, 09/01/14	910	950
Camden County, Improvement Authority, Ser A, RB
4.000%, 09/01/13	475	500
Camden County, Improvement Authority, Ser B, RB
4.000%, 07/01/13	1,315	1,367
3.000%, 07/01/12	1,300	1,313
Cinnaminson Township, TRAN
1.500%, 05/24/12	3,415	3,420
City of Camden, TRAN
2.500%, 09/28/12	1,000	1,006
Howell Township, TRAN
2.000%, 02/21/12	14,000	14,012
Long Branch, TRAN
2.250%, 02/17/12	4,117	4,128
Lyndhurst Township, TRAN
2.750%, 02/17/12	13,150	13,184

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Educational Facilities Authority, Seton Hall University Project, RB
5.000%, 07/01/13	$925	$980
5.000%, 07/01/14	1,460	1,584
New Jersey State, Health Care Facilities Financing Authority, Atlantic City Medical Center Project, RB
6.000%, 07/01/12	350	360
New Jersey State, Health Care Facilities Financing Authority, Robert Wood Johnson University Hospital Project, RB
3.000%, 07/01/13	800	817
New Jersey State, Health Care Facilities Financing Authority, Ser A, RB
3.000%, 07/01/12	2,150	2,165
New Jersey State, Higher Education Assistance Authority, Ser 1A, RB
2.500%, 12/01/12	2,000	2,016
New Jersey State, Higher Education Assistance Authority, Ser 2, RB
5.000%, 12/01/12	3,500	3,609
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13	990	1,054
New Jersey State, Sports & Exposition Authority, Ser B, RB
5.000%, 09/01/13 (C)	10	11
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, FSA
5.750%, 12/15/12	5,000	5,278
Newark, GO
3.000%, 10/01/12	1,690	1,710
Newark, Ser A, GO
3.000%, 10/01/12 (C)	1,310	1,340
Township of Delran, TRAN
1.500%, 11/13/12	4,995	5,012
Trenton, GO
3.000%, 03/15/13	2,750	2,821
Upper Deerfield Township, BAN
1.500%, 12/02/11	3,000	3,000

		102,138

New Mexico — 0.5%
City of Farmington, Ser A, RB
2.875%, 04/01/29 (A)	3,110	3,193

New York — 16.2%
Ausable Valley, Central School District, GO
1.750%, 06/08/12	5,000	5,027

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Bainbridge-Guilford, Central School District, TRAN
Callable 01/03/12 @ 100
1.300%, 06/15/12	$3,983	$3,986
Binghamton, TRAN
2.000%, 02/03/12	15,000	15,031
Cattaraugus, Allegany, Erie and Wyoming Counties, Board of Cooperative Education Services, RB
1.750%, 12/29/11	5,000	5,003
Elmira, City School District, GO
5.000%, 06/15/13	1,495	1,578
Greater Southern Tier Board of Cooperative Educational Services District, RB
2.000%, 06/29/12	5,310	5,330
Jordan-Elbridge, Central School District, TRAN
Callable 01/03/12 @ 100
1.300%, 06/22/12	1,230	1,230
New York City, Housing Development Authority, Ser D-1- A, RB
2.050%, 05/01/13	6,100	6,095
New York City, Trust for Cultural Resources, Juilliard School Project, Ser B, RB
2.750%, 01/01/36 (A)	5,500	5,577
New York State, Dormitory Authority, Ser A, RB
5.000%, 07/01/13	2,205	2,333
New York State, Dormitory Authority, Ser B, RB
6.000%, 07/01/14	490	525
New York State, Dormitory Authority, Ser B, RB, NATL-RE FGIC
Callable 05/15/12 @ 100
5.250%, 11/15/29 (A)	370	378
New York State, Environmental Facilities, Riverbank Street Park Project, RB, AMBAC
6.250%, 04/01/12	1,015	1,034
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	3,110	3,317
Oneida County, TRAN
1.750%, 05/10/12	3,240	3,247
Roosevelt, Union Free School District, TRAN
2.250%, 09/27/12	15,000	15,088
Town of Ramapo, Ser A, TRAN
2.000%, 06/01/12	6,750	6,786
Triborough Bridge & Tunnel Authority, Ser Y, RB
6.000%, 01/01/12 (C)	470	472

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Village of Arcade, BAN
1.750%, 08/23/12	$3,181	$3,187
Village of Ellenville, Ser A, TRAN
1.400%, 08/10/12	10,500	10,508
Village of Vernon, TRAN
1.650%, 12/15/11	5,238	5,239
West Canada Valley, Central School District, TRAN
Callable 01/03/12 @ 100
1.300%, 06/22/12	5,920	5,922

		106,893

North Dakota — 0.3%
Mercer County, Antelope Valley Station Project, RB, AMBAC
7.200%, 06/30/13	2,215	2,304

Ohio — 3.1%
American Municipal Power, RB
1.750%, 11/08/12	1,676	1,680
1.250%, 11/20/12	1,990	1,990
Ohio Higher Educational Facility Commission, RB
6.250%, 07/01/14	5,085	5,477
Ohio State, AMT, RB
4.250%, 04/01/33 (A)	3,000	3,143
Ohio State, American Municipal Power, RB
1.750%, 07/13/12	950	954
1.250%, 08/09/12	1,425	1,426
Ohio State, Republic Services Project, RB
Callable 03/01/12 @ 100
0.800%, 11/01/35 (A)	5,500	5,500

		20,170

Oklahoma — 1.5%
Oklahoma County, Finance Authority, RB
3.500%, 03/01/12	1,205	1,213
Oklahoma State, Development Finance Authority, Integris Baptist Medical Center Project, Ser B, RB
5.000%, 08/15/12	1,000	1,028
Tulsa County, Independent School District No. 1, Ser B, GO
1.000%, 11/01/13	5,350	5,346
Tulsa County, Industrial Authority, RB
4.000%, 09/01/14	1,000	1,070
3.000%, 09/01/13	1,000	1,033

		9,690

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.2%
Oregon Health Sciences University, Ser A, RB, NATL-RE
2.075%, 07/01/12 (B)	$1,315	$1,300

Pennsylvania — 1.6%
Pennsylvania State, Economic Development Financing Authority, Ser B, RB
0.950%, 12/01/30 (A)	2,700	2,701
Pennsylvania State, Public School Building Authority, Community College of Philadelphia Project, RB
5.500%, 06/15/13	1,345	1,433
Philadelphia, Authority for Industrial Development, American College of Physicians Project, RB
4.000%, 06/15/15	1,370	1,427
3.000%, 06/15/13	865	883
3.000%, 06/15/14	1,255	1,276
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/14	3,050	3,162

		10,882

Puerto Rico — 2.3%
Puerto Rico Commonwealth, Government Development Bank, Ser Senior D, RB
Callable 04/30/12 @ 100
1.000%, 11/08/12	15,000	14,921

South Carolina — 2.3%
Grand Strand, Water & Sewer Authority, RB, NATL-RE
6.375%, 06/01/12	1,030	1,054
Greenville County, School District, Building Equity Sooner Tomorrow Project, RB
Callable 12/01/12 @ 101
5.500%, 12/01/14	3,500	3,703
Jasper County, School District, RB
Callable 01/03/12 @ 100
2.500%, 02/10/12	5,000	5,002
Piedmont Municipal Power Agency, Ser C, RB
Callable 12/02/11 @ 100
0.100%, 01/01/34 (A)(E)	3,500	3,500

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Scago, Educational Facilities Corporation, Spartanburg County School District No. 5 Project, RB, AGM
4.500%, 04/01/13	$2,000	$2,103

		15,362

South Dakota — 1.2%
Heartland Consumers Power District, RB, AGM
6.000%, 01/01/12	400	401
Heartland Consumers Power District, RB, AGM
6.000%, 01/01/12 (C)	395	397
Sioux Falls, Dow Rummel Village Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/12 (D)	4,720	4,977
South Dakota State, Health & Educational Facilities Authority, Regional Health Project, RB
5.000%, 09/01/13	1,000	1,065
5.000%, 09/01/14	1,000	1,091

		7,931

Texas — 3.1%
City of Austin, Sub-Ser, SAB
2.820%, 12/01/15 (B)	6,905	6,233
2.516%, 12/01/16 (B)	3,000	2,606
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, RB
5.000%, 06/01/12	2,000	2,045
Harris County, Cultural Education Facilities Finance Authority, Methodist Hospital Systems Project, Ser B-1, RB
Callable 06/01/12 @ 100
5.000%, 12/01/28 (A)	2,850	2,914
Harris County, Cultural Education Facilities Finance, Methodist Hospital Project, Sub-Ser C-2, RB
Callable 12/02/11 @ 100
0.070%, 12/01/27 (A)	1,900	1,900
Mission, Economic Development Authority, Republic Services Project, Ser A, RB
0.950%, 01/01/20 (A)	3,000	3,001
Texas State, Highway Improvement Project, Ser B, GO
5.000%, 04/01/13	1,500	1,591

		20,290

Description	Face Amount ($ Thousands)/Shares	Value ($ Thousands)

Virginia — 1.9%
Caroline County, Industrial Development Authority, RB
Callable 02/01/13 @ 100
4.000%, 08/01/16	$2,100	$2,126
Wise County, Industrial Development Authority, RB
Callable 08/01/13 @ 100
3.000%, 02/01/17	10,000	10,197

		12,323

Washington — 2.3%
University of Washington, Ser 3005, RB
Callable 06/01/17 @ 100
0.200%, 06/01/37 (A)	7,600	7,600
Washington State, Economic Development Finance Authority, Waste Management Project, RB
2.000%, 06/01/20 (A)	7,500	7,530

		15,130

Wisconsin — 0.2%
Wisconsin, Health & Educational Facilities Authority, Ser A, RB
5.000%, 10/15/14	1,250	1,357

Total Municipal Bonds (Cost $650,041) ($ Thousands)		651,603

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund Cl A, 0.050% * (F)	85,655	86

Total Cash Equivalent (Cost $86) ($ Thousands)		86

Total Investments — 99.1% (Cost $650,127) ($ Thousands)†		$651,689

Percentages are based on Net Assets of $657,975 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The date reported is the final maturity date.

(B)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.

(C)	Security is escrowed to maturity.

(D)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(E)	Security holds a letter of credit issued by a major bank.

(F)	Rate shown is the 7-day effective yield as of November 30, 2011.

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Short Duration Municipal Fund

November 30, 2011

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

BAN — Bond Anticipation Note

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

FHLMC — Federal Home Loan Mortgage Corporation

FSA — Financial Security Assistance

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax and Revenue Anticipation Note

† At November 31, 2011, the tax basis cost of the Fund’s investments was $649,908

($ Thousands), and the unrealized appreciation and depreciation were $2,742

($ Thousands) and $(961) ($ Thousands) respectively.

The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$651,603	$—	$651,603
Cash Equivalent	86	—	—	86

Total Investments in Securities	$86	$651,603	$—	$651,689

During the period ended November 30, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 96.5%

California — 94.7%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/20 @ 100
5.250%, 09/01/24	$3,060	$3,233
Antelope Valley, Community College District, Election 2004, Ser C, GO, NATL-RE
Callable 08/01/17 @ 100
5.000%, 08/01/24	1,000	1,083
California State University, Systemwide Project, Ser A, RB
Callable 05/01/19 @ 100
5.250%, 11/01/21	2,000	2,297
California State University, Systemwide Project, Ser A, RB
5.000%, 11/01/17	2,000	2,333
California State University, Systemwide Project, Ser A, RB, AGM
5.000%, 11/01/16	1,235	1,432
California State, Communities Development Authority, Health Facilities-Adventist Health Project, Ser A, RB
5.000%, 03/01/15	1,385	1,500
California State, Communities Development Authority, Huntington Memorial Hospital Project, RB
5.000%, 07/01/15	2,860	3,140
California State, Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/19	2,000	2,301
California State, Communities Development Authority, Redlands Community Hospital Project, Ser A, RB, Radian
5.000%, 04/01/14	1,000	1,042
California State, Department of Water Resources, Power Supply Project, Ser H, RB
Callable 05/01/18 @ 100
5.000%, 05/01/22	3,000	3,384
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/16	1,000	1,158
California State, Department of Water Resources, Ser M, RB
5.000%, 05/01/16	1,600	1,850
California State, Department of Water Resources, Water System Project, Ser Y, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/01/13 (A)	30	32

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Eastern Municipal Water District, Ser A, RB
5.000%, 07/01/18	$700	$841
California State, Educational Facilities Authority, Santa Clara University Project, RB, AMBAC
5.250%, 09/01/19	1,250	1,470
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/23	5,000	5,677
California State, GO
5.250%, 02/01/18	2,000	2,314
5.000%, 10/01/16	2,000	2,275
5.000%, 11/01/16	4,350	4,957
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/24	1,650	1,802
California State, GO
Callable 03/01/16 @ 100
5.000%, 03/01/20	5,000	5,443
California State, GO
Callable 03/01/20 @ 100
5.000%, 03/01/22	1,000	1,129
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
5.000%, 11/15/14	1,000	1,094
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/19	1,310	1,395
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/18 @ 100
5.250%, 08/15/22	3,600	3,966
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/19	1,500	1,699
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
Callable 05/15/19 @ 100
5.500%, 05/15/21	1,295	1,472
California State, Public Works Board, Department of General Services Project, Ser A, RB, AGM
Callable 04/01/16 @ 100
5.000%, 04/01/17	1,560	1,765
California State, Ser A, GO
5.000%, 07/01/16	2,775	3,196
5.000%, 07/01/18	1,175	1,374
California State, Various Purposes, GO
5.000%, 03/01/15	7,000	7,753
California State, Various Purposes, GO
Callable 10/01/19 @ 100
5.250%, 10/01/22	5,000	5,726

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Various Purposes, GO, AGM
5.000%, 09/01/16	$2,000	$2,296
Fresno, Joint Powers Financing Authority, TA, AMBAC
Callable 01/03/12 @ 101
5.500%, 08/01/15	1,445	1,462
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/21	1,500	1,765
Imperial, Irrigation District & Electric Authority, RB
5.000%, 11/01/15	1,000	1,133
Imperial, Irrigation District & Electric Authority, Ser A, RB
5.000%, 11/01/19	1,020	1,195
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/20	2,000	2,387
Long Beach, Unified School District, Election 2008, Ser A, GO
Callable 08/01/19 @ 100
5.250%, 08/01/21	2,000	2,378
Los Angeles County, Metropolitan Transportation Authority, Ser D, RB
5.000%, 07/01/18	1,500	1,779
Los Angeles, Community College District, Election 2001, Ser A, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,500	1,635
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/17	1,200	1,381
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/20	2,200	2,641
North Orange County, Community College District, Election 2002, Ser B, GO, FGIC
Pre-Refunded @ 100
5.000%, 08/01/14 (A)	1,250	1,388
Palo Alto, Unified School District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/16	1,195	1,364
Rancho, Water District Financing Authority, Ser A, RB, AGM
Callable 08/01/18 @ 100
5.000%, 08/01/21	1,385	1,544
Riverside, Community College District, GO, AGM
Callable 08/01/15 @ 100
5.000%, 08/01/18	1,700	1,869

Description	Face Amount ($ Thousands)	Value ($ Thousands)

San Diego, Public Facilities Financing Authority, Ser B, RB
Callable 05/15/19 @ 100
5.000%, 05/15/22	$3,660	$4,179
5.000%, 05/15/24	1,000	1,119
San Diego, Redevelopment Agency, Centre City Redevelopment Project, Ser A, TA, XLCA
5.000%, 09/01/13	1,300	1,354
San Francisco Bay Area, Toll Authority, Ser F, RB
Callable 04/01/17 @ 100
5.000%, 04/01/23	2,000	2,204
San Francisco City & County, General Hospital Improvement Project, Ser A, GO
5.000%, 06/15/17	3,000	3,550
San Francisco City & County, Public Utilities Commission, Sub-Ser A, RB
Callable 05/01/20 @ 100
5.000%, 11/01/20	1,075	1,294
San Francisco City & County, Public Utilities Commission, Sub-Ser D, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,194
San Francisco City & County, Ser A, COP
5.000%, 10/01/18	2,000	2,233
San Francisco City & County, Ser R1, GO
5.000%, 06/15/18	810	970
San Joaquin County, Capital Facilities Project, COP, NATL-RE
5.500%, 11/15/13	690	723
Santa Clara County, Fremont Union High School District, GO, NATL- RE FGIC
Callable 09/01/15 @ 100
5.000%, 09/01/20	2,000	2,249
Santa Clara Valley, Transportation Authority, Ser A, RB
Callable 06/01/21 @ 100
5.000%, 06/01/23	1,000	1,184
Santa Fe Springs, Community Development Commission, Construction Redevelopment Project, Ser A, TA, NATL-RE
5.000%, 09/01/15	2,585	2,678
Santa Rosa, Wastewater Authority, Ser A, RB, AMBAC
5.000%, 09/01/16	2,000	2,252
South San Francisco, Unified School District, RB, NATL-RE
5.000%, 09/15/17	1,070	1,235
Southern California, Metropolitan Water District, Ser B, RB
5.000%, 07/01/19	1,000	1,226

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

California Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southern California, Public Power Authority, Power Project, Ser A, RB, AGM
5.000%, 01/01/15	$1,750	$1,958
Tulare, Local Health Care District, RB
5.000%, 11/01/15	525	542
5.000%, 11/01/16	550	567
Turlock, Public Financing Authority, RB
Callable 05/01/18 @ 100
4.000%, 05/01/23	2,105	2,150
University of California, Regents Medical Center, Ser A, RB, NATL-RE
Callable 05/15/15 @ 101
5.000%, 05/15/16	1,000	1,118
University of California, Ser E, RB
5.000%, 05/15/18	3,000	3,554
University of California, Ser K, RB, NATL-RE
Callable 05/15/15 @ 101
5.000%, 05/15/20	5,790	6,425
Val Verde, Unified School District, COP, FGIC Pre-Refunded @ 100
5.250%, 01/01/15 (A)	2,500	2,832
Val Verde, Unified School District, COP, FGIC
5.000%, 01/01/14 (B)	500	545
Ventura County, Community College District, GO
5.000%, 08/01/16	500	588
Washington Township, Health Care District, Ser A, RB
5.000%, 07/01/17	1,125	1,226
Whittier, Union High School District, GO, NATL-RE
Callable 08/01/15 @ 100
5.000%, 08/01/20	1,485	1,644

		159,143

Puerto Rico — 1.8%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser K, RB
Pre-Refunded @ 100
5.000%, 07/01/15 (A)	1,210	1,386
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser X, RB, AGM
5.500%, 07/01/15	1,490	1,649

		3,035

Total Municipal Bonds (Cost $151,895) ($ Thousands)		162,178

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

TAX EXEMPT CORPORATE BOND —1.2%

California — 1.2%
San Manuel Entertainment
Callable 12/01/13 @ 102
4.500%, 12/01/16	$2,000	$2,017

Total Tax Exempt Corporate Bond (Cost $2,000) ($ Thousands)		2,017

CASH EQUIVALENT — 2.1%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (C)	3,502,170	3,502

Total Cash Equivalent (Cost $3,502) ($ Thousands)		3,502

Total Investments — 99.8% (Cost $157,400) ($ Thousands) †		$167,697

Percentages are based on Net Assets of $167,981 ($ Thousands).

*	Investment in Affiliated Security.

(A) Pre-Refunded Securities - The maturity date shown is the pre-refunded date. (B) Security is escrowed to maturity.

(C) Rate shown is the 7-day effective yield as of November 30, 2011.

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

† At November 30, 2011, the tax basis cost of the Fund’s investments was $157,397 ($ Thousands), and the unrealized appreciation and depreciation were $10,449 ($ Thousands) and $(149) ($ Thousands), respectively.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$162,178	$—	$162,178
Tax Exempt Corporate Bond	—	2,017	—	2,017
Cash Equivalent	3,502	—	—	3,502

Total Investments in Securities	$3,502	$164,195	$—	$167,697

During the period ended November 30, 2011, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 99.5%

Guam — 0.8%
Territory of Guam, Ser A, RB
5.000%, 01/01/18	$250	$284

Massachusetts — 92.5%
Beverly, Municipal Purpose Loan, GO
Callable 01/15/20 @ 100
5.000%, 01/15/22	500	584
Fall River, GO, AGM
Callable 02/01/13 @ 101
5.250%, 02/01/15	750	787
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB
5.500%, 03/01/12	25	25
Massachusetts Bay, Transportation Authority, General Transportation System Project, Ser A, RB, FGIC
7.000%, 03/01/21	500	593
Massachusetts Bay, Transportation Authority, RB
5.875%, 03/01/15	95	107
5.875%, 03/01/15 (A)	90	102
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/30	500	594
5.000%, 07/01/22	500	605
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/21	1,000	1,234
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/18	485	600
5.250%, 07/01/21	250	308
Massachusetts Bay, Transportation Authority, Ser D, RB
5.000%, 07/01/17 (A)	500	601
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/20 @ 100
5.000%, 05/01/22	540	636
Massachusetts State, Department of Transportation, Ser B, RB
5.000%, 01/01/15	300	329
Massachusetts State, Development Finance Agency, Babson College Project, Ser A, RB, NATL-RE
5.000%, 10/01/17	500	569
Massachusetts State, Development Finance Agency, Boston College Project, Ser P, RB
Callable 07/01/17 @ 100
5.000%, 07/01/19	250	287

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Development Finance Agency, Boston University Project, Ser U-6C, RB
Callable 12/02/11 @ 100
0.100%, 10/01/42 (B)(C)	$900	$900
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O-1, RB
Callable 10/01/19 @ 100
5.000%, 10/01/22	500	557
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser B, RB, AMBAC
Callable 09/01/17 @ 100
5.000%, 09/01/18	250	293
Massachusetts State, Development Finance Agency, Partners Health Care System Project, Ser K-6, RB
5.000%, 07/01/16	500	569
Massachusetts State, Development Finance Agency, Phillips Academy Project, RB
5.000%, 09/01/18	250	306
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.000%, 01/01/19	300	314
Massachusetts State, Development Finance Agency, Visual & Performing Arts Project, RB
5.750%, 08/01/14	500	556
Massachusetts State, Development Finance Agency, Whitehead Institute for Biomedical Research Project, RB
5.000%, 06/01/18	500	601
Massachusetts State, Educational Financing Authority, Ser A, RB
5.500%, 01/01/17	500	559
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/20	500	525
Massachusetts State, Health & Educational Facilities Authority, Eye & Ear Infirmary Project, Ser C, RB
5.000%, 07/01/18	500	530
Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 12/15/19 @ 100
5.000%, 12/15/24	500	588

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, Health & Educational Facilities Authority, Harvard University Project, Ser A, RB
Callable 11/15/18 @ 100
5.250%, 11/15/21	$500	$600
Massachusetts State, Health & Educational Facilities Authority, Lahey Clinic Medical Center Project, Ser C, RB, NATL-RE FGIC
5.000%, 08/15/15	1,070	1,178
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser K, RB
5.500%, 07/01/22	250	324
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/29	500	620
Massachusetts State, Health & Educational Facilities Authority, Northeastern University Project, Ser A, RB
5.000%, 10/01/17	500	577
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System Project, Ser G, RB
Callable 07/01/17 @ 100
5.000%, 07/01/18	200	229
Massachusetts State, Health & Educational Facilities Authority, Suffolk University Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/24	500	551
Massachusetts State, Housing Finance Agency, Ser E, AMT, RB
Callable 12/01/14 @ 100
5.000%, 12/01/28	60	59
Massachusetts State, Port Authority, Bosfuel Project, AMT, RB, NATL- RE FGIC
5.000%, 07/01/16	750	793
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/20 @ 100
5.000%, 07/01/21	500	589
Massachusetts State, Port Authority, Ser C, RB, NATL-RE
Callable 07/01/13 @ 100
5.000%, 07/01/14	300	317
Massachusetts State, Port Authority, Ser C, AMT, RB, AGM
5.000%, 07/01/15	1,150	1,282

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Massachusetts State, School Building Authority, Ser A, RB, AMBAC
5.000%, 08/15/17	$500	$596
Massachusetts State, School Building Authority, Ser B, RB
5.000%, 10/15/21	210	255
Massachusetts State, Ser A, GO, AGM
5.250%, 08/01/20	500	620
Massachusetts State, Ser B, GO
5.250%, 08/01/22	500	623
Massachusetts State, Ser B, GO, AGM
5.250%, 09/01/21	500	624
Massachusetts State, Ser C, GO
5.000%, 12/01/15	500	576
Massachusetts State, Ser C, GO, NATL-RE
5.500%, 12/01/20	750	947
Massachusetts State, Ser D, GO
5.500%, 10/01/16	200	239
5.500%, 11/01/19	1,150	1,443
Massachusetts State, Ser D, GO, NATL-RE-IBC
5.500%, 11/01/15	500	584
Massachusetts State, Water Pollution Abatement Trust, MWRA Program, Sub-Ser A, RB
6.000%, 08/01/19	500	650
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 8, RB
Callable 08/01/12 @ 100
5.250%, 08/01/13	5	5
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser 9, RB
5.500%, 08/01/15	200	232
Massachusetts State, Water Pollution Abatement Trust, Pool Program, Ser A, RB
5.250%, 08/01/19	350	436
Massachusetts State, Water Pollution Abatement Trust, State Revolving Fund, Ser 14, RB
5.000%, 08/01/19	1,000	1,227
Massachusetts State, Water Resources Authority, Ser A, RB
5.000%, 08/01/15	760	866
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/23	500	618
Massachusetts State, Water Resources Authority, Ser C, RB
6.000%, 12/01/11	35	35

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Massachusetts Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan Boston, Transit Parking, RB
Callable 07/01/21 @ 100
5.000%, 07/01/22	$500	$569
Springfield, Municipal Purpose Loan, GO, NATL-RE
5.250%, 08/01/15	500	569
University of Massachusetts, Building Authority, Ser 2009-1, RB
5.000%, 05/01/17	1,000	1,171
University of Massachusetts, Building Authority, Ser Senior 1, RB
5.000%, 11/01/20	500	601

		34,864

Puerto Rico — 6.2%
Puerto Rico Commonwealth, Electric Power Authority, Ser LL, RB, NATL-RE
5.500%, 07/01/18	250	283
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	250	281
Puerto Rico Commonwealth, Government Development Board, Senior Notes, Ser B, RB
5.000%, 12/01/14	250	265
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser CC, RB
5.000%, 07/01/14 (A)	300	334
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE- IBC
6.250%, 07/01/14	5	5
6.250%, 07/01/14 (A)	45	52
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	250	274
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	500	560

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Ser 1996, GO
6.500%, 07/01/13	$250	$270

		2,324

Total Municipal Bonds (Cost $34,824) ($ Thousands)		37,472

CASH EQUIVALENT — 0.2%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (D)	70,298	70

Total Cash Equivalent (Cost $70) ($ Thousands)		70

Total Investments — 99.7% (Cost $34,894) ($ Thousands) †		$37,542

Percentages are based on Net Assets of $37,677 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Security holds a letter of credit issued by a major bank.

(C)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(D)	Rate shown is the 7-day effective yield as of November 30, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

IBC — Insured Bond Certificate

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

XLCA — XL Capital Assurance

† At November 30, 2011, the tax basis cost of the Fund’s investments was $34,894 ($ Thousands), and the unrealized appreciation and depreciation were $2,652 ($ Thousands) and $(4) ($ Thousands), respectively.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$37,472	$—	$37,472
Cash Equivalent	70	—	—	70

Total Investments in Securities	$70	$37,472	$—	$37,542

During the period ended November 30, 2011, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.1%

New Jersey — 87.4%
Burlington County, Bridge Commission, RB
Callable 10/15/12 @ 100
5.000%, 10/15/13	$20	$21
Camden County, Municipal Utilities Authority, County Agreement Project, Ser B, RB, NATL-RE FGIC
5.000%, 07/15/15	1,750	1,957
Freehold, Regional High School District, GO, NATL-RE FGIC
5.000%, 03/01/15	1,280	1,429
Garden State, Preservation Trust, Ser C, RB, AGM
5.125%, 11/01/16	1,000	1,177
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/23	1,000	1,158
Lacey, Municipal Utilities Authority, RB, AMBAC
Callable 12/01/17 @ 100
5.000%, 12/01/19	550	624
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/21 @ 100
5.000%, 09/15/23	500	573
Monmouth County, Improvement Authority, RB
5.000%, 01/15/18	700	839
Montgomery Township, Board of Education, GO
5.000%, 08/01/18	800	963
New Jersey State, Casino Reinvestment Development Authority, Ser A, RB, NATL-RE
5.000%, 06/01/14	3,000	3,175
New Jersey State, Economic Development Authority, Masonic Charity Foundation Project, RB
Callable 01/03/12 @ 102
5.000%, 06/01/12	890	903
New Jersey State, Economic Development Authority, Motor Vehicle Surcharges Project, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.250%, 07/01/15	2,000	2,170
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser DD-1, RB
5.000%, 12/15/17	1,000	1,139

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser K, RB, AMBAC
Callable 12/15/15 @ 100
5.250%, 12/15/16	$1,485	$1,686
New Jersey State, Educational Facilities Authority, College of New Jersey Project, Ser D, RB, AGM
Callable 07/01/18 @ 100
5.000%, 07/01/23	2,695	2,922
New Jersey State, Educational Facilities Authority, Fairleigh Dickinson Project, Ser C, RB
6.000%, 07/01/12	1,670	1,703
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser E, RB
5.000%, 07/01/15	2,500	2,863
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/18	700	866
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser I, RB, AMBAC
Callable 07/01/17 @ 100
5.000%, 07/01/18	1,620	1,794
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/21	1,000	1,259
5.000%, 09/01/20	1,220	1,513
New Jersey State, Environmental Infrastructure Trust, Ser B, RB
5.250%, 09/01/21	1,000	1,259
New Jersey State, Health Care Facilities Financing Authority, Atlanticare Regional Medical Center Project, RB
Callable 07/01/17 @ 100
5.000%, 07/01/21	2,000	2,112
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
5.000%, 07/01/12	205	208
5.000%, 07/01/14	510	536
New Jersey State, Health Care Facilities Financing Authority, Children’s Specialized Hospital Project, Ser A, RB
Callable 07/01/15 @ 100
5.000%, 07/01/18	200	205
New Jersey State, Health Care Facilities Financing Authority, RWJ Health Care Project, Ser B, RB, Radian
5.000%, 07/01/13	1,000	1,027
5.000%, 07/01/14	570	591

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, South Jersey Hospital Project, RB
Callable 07/01/16 @ 100
5.000%, 07/01/17	$1,875	$2,005
New Jersey State, Ser H, GO, AGM
5.250%, 07/01/15	1,485	1,698
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/21	2,500	2,943
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, AGM
5.500%, 12/15/16	3,000	3,481
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB, NATL-RE
5.250%, 12/15/21	1,600	1,848
5.250%, 12/15/21 (A)	15	19
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, FGIC
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,165	1,340
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL-RE
Pre-Refunded @ 100
5.250%, 06/15/15 (B)	1,000	1,151
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser C, RB, NATL-RE
5.250%, 06/15/13 (A)	3,000	3,221
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser D, RB, AMBAC
Pre-Refunded @ 100
5.000%, 06/15/15 (B)	2,115	2,415
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/19 @ 100
5.000%, 01/01/20	1,000	1,135
Rutgers University, Ser F, RB
Callable 05/01/19 @ 100
5.000%, 05/01/21	1,040	1,216
5.000%, 05/01/22	1,000	1,158

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

South Jersey, Transportation Authority, Ser A-1, RB
4.000%, 11/01/17	$1,000	$1,083
West Windsor Plainsboro, Regional School District, GO, AGM
5.000%, 09/15/16	1,075	1,260
5.000%, 09/15/17	635	759

		63,404

New York — 4.7%
New York & New Jersey, Port Authority, Ser 148th, RB, AGM
Callable 08/15/17 @ 100
5.000%, 08/15/19	3,000	3,440

Pennsylvania — 3.5%
Delaware River, Joint Toll Bridge
Commission, Ser A, RB, NATL-RE
5.500%, 07/01/18	1,500	1,760
5.000%, 07/01/16	730	820

		2,580

Puerto Rico — 1.5%
Puerto Rico Commonwealth, Sales Tax Financing Authority, Ser A, RB
Callable 08/01/19 @ 100
5.000%, 08/01/24	1,000	1,065

Total Municipal Bonds (Cost $66,160) ($ Thousands)		70,489

CASH EQUIVALENT — 1.3%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% *(C)	932,288	932

Total Cash Equivalent (Cost $932) ($ Thousands)		932

Total Investments — 98.4% (Cost $67,092) ($ Thousands) †		$71,421

Percentages are based on Net Assets of $72,571 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities - The maturity date shown is the pre-refunded date.

(C)	Rate shown is the 7-day effective yield as of November 30, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

Cl — Class

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

Ser — Series

† At November 30, 2011, the tax basis cost of the Fund’s investments was $67,092 ($ Thousands), and the unrealized appreciation and depreciation were $4,345 ($ Thousands) and $(16) ($ Thousands), respectively.

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New Jersey Municipal Bond Fund

November 30, 2011

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$70,489	$—	$70,489
Cash Equivalent	932	—	—	932

Total Investments in Securities	$932	$70,489	$—	$71,421

During the period ended November 30, 2011, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($) Thousands

MUNICIPAL BONDS — 99.6%

Guam — 1.3%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$500	$511
Territory of Guam, Ser A, RB
5.000%, 01/01/18	730	830

		1,341

New York — 90.8%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/21	585	703
Babylon, Industrial Development Agency, Covanta Babylon Project, Ser A, RB
5.000%, 01/01/17	1,000	1,092
Erie County, Fiscal Stability Authority, Ser A, RB
5.000%, 05/15/17	850	995
Erie County, Water Authority, RB
5.000%, 12/01/16	1,000	1,151
Hempstead, Local Development Authority, Molloy College Project, RB
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,500	1,595
Long Island, Power Authority, Ser A, RB
5.000%, 05/01/20	1,000	1,159
Long Island, Power Authority, Ser E, RB, NATL-RE
Callable 12/01/16 @ 100
5.000%, 12/01/18	1,000	1,140
Long Island, Power Authority, Ser E, RB, NATL-RE FGIC
Callable 12/01/16 @ 100
5.000%, 12/01/17	500	573
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE
5.000%, 11/15/14	1,290	1,427
Metropolitan New York, Transportation Authority, Ser A, RB, NATL-RE FGIC
Callable 11/15/17 @ 100
5.000%, 11/15/18	1,000	1,141
Metropolitan New York, Transportation Authority, Ser A-1, RB
5.000%, 11/15/14	500	558
Metropolitan New York, Transportation Authority, Ser B, RB
Callable 11/15/19 @ 100
5.250%, 11/15/20	500	592

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Metropolitan New York, Transportation Authority, Ser C, RB, AMBAC
5.000%, 11/15/13	$1,000	$1,085
Monroe County, Industrial Development, Ser B, RB
5.000%, 07/01/21	1,035	1,208
Mount Sinai, Union Free School District, GO, AMBAC
6.200%, 02/15/14	500	551
New York & New Jersey, Port Authority, Ser 131st, AMT, RB
Callable 06/15/13 @ 101
5.000%, 12/15/13	1,500	1,616
New York & New Jersey, Port Authority, Ser 85th, RB, AMBAC
5.200%, 09/01/15	1,215	1,386
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/21 @ 100
6.500%, 04/01/22	1,000	1,255
New York City, Health & Hospital System, Ser A, RB
5.000%, 02/15/18	2,000	2,278
New York City, Housing Development, Capital Funding Program-New York City Housing Authority, Ser A, RB, NATL-RE FGIC
Callable 07/01/15 @ 100
5.000%, 07/01/16	1,975	2,165
New York City, Industrial Development Agency, Terminal One Group Association Project, AMT, RB
5.500%, 01/01/14	1,000	1,066
New York City, Municipal Water Finance Authority, Ser EE, RB
5.000%, 06/15/17	1,000	1,183
New York City, Ser A, GO
5.000%, 08/01/18	1,400	1,667
New York City, Ser A1, GO, AGM
5.000%, 08/01/16	1,000	1,165
New York City, Ser B, GO
5.000%, 08/01/18	2,500	2,977
New York City, Ser C, GO, NATL-RE
5.000%, 08/01/15	750	852
New York City, Ser E, GO
5.000%, 08/01/17	2,000	2,357
5.000%, 08/01/19	1,000	1,195
New York City, Ser G, GO
5.000%, 08/01/15	1,865	2,119
New York City, Ser G, GO, AMBAC
Callable 02/01/16 @ 100
5.000%, 08/01/17	725	828

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Ser H, GO, NATL- RE FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/15	$750	$824
New York City, Ser I, GO, NATL-RE
Callable 08/01/14 @ 100
5.000%, 08/01/17	500	550
New York City, Sub-Ser A-10, GO 0.120%, 08/01/17 (A)(B)	2,300	2,300
New York City, Sub-Ser I-1, GO
Callable 04/01/19 @ 100
5.000%, 04/01/20	1,000	1,169
New York City, Sub-Ser J-1, GO
Callable 06/01/16 @ 100
5.000%, 06/01/17	300	346
New York City, Transit Authority, Livingston Plaza Project, RB, AGM
5.400%, 01/01/18 (C)	105	120
New York City, Transitional Finance Authority, Building Aid Revenue Project, Ser S-1, RB, NATL-RE FGIC
5.000%, 07/15/16	350	401
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Ser D, RB
5.000%, 11/01/17	750	890
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-1, RB
Callable 11/01/21 @ 100
5.000%, 11/01/22	1,000	1,194
New York City, Transitional Finance Authority, Future Tax Secured Revenue Project, Sub-Ser D-2, RB
Callable 05/01/14 @ 100
5.000%, 11/01/14	1,000	1,107
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser 1A, RB
5.000%, 10/01/17	1,000	1,185
New York State, Dormitory Authority, City University System, Ser D, SAB, FGIC
5.750%, 07/01/12	195	201
New York State, Dormitory Authority, Columbia University Project, Ser A, RB
Callable 07/01/16 @ 100
5.000%, 07/01/20	1,000	1,142
New York State, Dormitory Authority, Cornell University Project, Ser B, RB
5.000%, 07/01/16	500	579

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, Health Quest Systems Project, Ser B, RB, AGM
5.000%, 07/01/15	$740	$816
5.000%, 07/01/16	655	730
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Callable 08/15/19 @ 100
5.500%, 02/15/24	1,150	1,283
New York State, Dormitory Authority, Interfaith Medical Center Project, RB
5.000%, 02/15/18	1,000	1,138
New York State, Dormitory Authority, Mental Health Project, RB, AGM
Callable 02/15/15 @ 100
5.000%, 02/15/16	1,500	1,657
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, AGM
5.250%, 08/15/18	1,000	1,175
New York State, Dormitory Authority, Mental Health Services Facilities Improvement Project, Ser D, RB, NATL-RE FGIC
Callable 02/15/15 @ 100
5.000%, 08/15/19	1,000	1,078
New York State, Dormitory Authority, Mount Sinai Hospital Project, Ser A, RB
5.000%, 07/01/18	795	886
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Callable 07/01/19 @ 100
5.500%, 07/01/25	1,000	1,107
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, Ser A, RB
5.000%, 07/01/17	1,000	1,129
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL-RE
6.000%, 07/01/19	100	123
New York State, Dormitory Authority, New York University Project, Ser B, RB
5.000%, 07/01/16	500	574
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/20	1,000	1,097

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/20	$1,000	$1,145
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/19 @ 100
5.250%, 02/15/22	1,000	1,174
New York State, Dormitory Authority, Ser B, RB, AMBAC
5.500%, 03/15/24	1,000	1,241
New York State, Dormitory Authority, Siena College Project, RB, NATL-RE
5.000%, 07/01/16	500	556
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
5.500%, 05/15/13	810	840
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, AMBAC
5.250%, 05/15/15	1,170	1,290
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB, FGIC
7.500%, 05/15/13	600	655
New York State, Dormitory Authority, The New School Project, RB
5.000%, 07/01/16	505	564
New York State, Environmental Facilities, RB
5.000%, 08/15/17	1,100	1,312
New York State, Environmental Facilities, Revolving Funds, Ser B, RB
5.000%, 11/15/16	1,000	1,183
New York State, Local Government Assistance, Ser E, RB
6.000%, 04/01/14	1,000	1,067
New York State, Mortgage Agency, Higher Education Finance, RB
Callable 11/01/19 @ 100
5.250%, 11/01/20	235	254
New York State, Mortgage Agency, Homeowner Mortgage Project, Ser 98, RB
Callable 12/19/11 @ 100
5.050%, 10/01/17	250	250
New York State, Power Authority, Ser A, RB
5.000%, 11/15/22	500	609

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York State, Thruway Authority, Ser B, RB
Callable 10/01/18 @ 100
5.000%, 04/01/20	$1,000	$1,162
New York State, Thruway Authority, Ser B, RB
5.250%, 04/01/18	1,000	1,190
New York State, Thruway Authority, Ser B, RB, AGM
5.000%, 04/01/15	800	903
New York State, Thruway Authority, Ser B, RB, NATL-RE FGIC
Callable 10/01/15 @ 100
5.000%, 04/01/16	2,000	2,286
New York State, Urban Development, Personal Income Tax Project, RB, AMBAC
5.500%, 03/15/18	1,000	1,220
New York State, Urban Development, Personal Income Tax Project, Ser A1, RB
5.000%, 12/15/16	250	293
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB
5.000%, 12/15/17	1,000	1,190
New York State, Urban Development, Personal Income Tax Project, Ser A-1, RB, AMBAC
5.000%, 12/15/15	1,000	1,149
New York State, Urban Development, Service Contract, RB, AGM
5.000%, 01/01/15	500	552
New York State, Urban Development, Service Contract, Ser A, RB
5.000%, 01/01/15	500	558
Sales Tax Asset Receivable, Ser A, RB, NATL-RE
Callable 10/15/14 @ 100
5.000%, 10/15/17	1,000	1,117
Town of Oyster Bay, Ser A, GO
5.000%, 03/15/21	765	927
Triborough Bridge & Tunnel Authority, RB, NATL-RE
5.500%, 11/15/20	750	925
Triborough Bridge & Tunnel Authority, Ser C, RB
5.000%, 11/15/15	1,000	1,148
Westchester County, Health Care, Ser B, RB
5.000%, 11/01/16	1,000	1,089
Westchester County, Ser C, GO
5.000%, 11/01/17	500	608

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

New York Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Yonkers, Ser A, GO, AGM
5.000%, 05/01/17	$300	$335

		92,672

Puerto Rico — 7.5%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	563
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL-RE
5.000%, 07/01/19	500	550
Puerto Rico Commonwealth, Highway & Transportation Authority, RB, AGM
5.500%, 07/01/25	1,740	1,925
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE-IBC
6.250%, 07/01/14 (C)	115	132
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser Y, RB, NATL-RE-IBC
6.250%, 07/01/14	10	11
Puerto Rico Commonwealth, Housing Finance Authority, Capital Funding Program, RB, HUD
5.000%, 12/01/13	515	554
Puerto Rico Commonwealth, Infrastructure Financing Authority, Special Tax, Ser C, RB, AMBAC
5.500%, 07/01/16	500	548
5.500%, 07/01/18	1,000	1,101
Puerto Rico Commonwealth, Public Buildings Authority, Government Facilities Project, Ser N, RB
5.250%, 07/01/17	765	824
Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	1,250	1,400

		7,608

Total Municipal Bonds (Cost $96,115) ($ Thousands)		101,621

Description	Shares	Value ($ Thousands)

CASH EQUIVALENT — 0.0%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (D)	35,114	$35

Total Cash Equivalent (Cost $35) ($ Thousands)		35

Total Investments — 99.6% (Cost $96,150) ($ Thousands) †		$101,656

Percentages are based on Net Assets of $102,040 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security holds a letter of credit issued by a major bank.

(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.

(C)	Security is escrowed to maturity.

(D)	Rate shown is the 7-day effective yield as of November 30, 2011.

AGM	— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

Cl — Class

FGIC — Financial Guaranty Insurance Company

FHA — Federal Housing Administration

GO — General Obligation

HUD — Housing Urban Development

IBC — Insured Bond Certificate

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

XLCA — XL Capital Assurance

† At November 30, 2011, the tax basis cost of the Fund’s investments was $96,150 ($ Thousands), and the unrealized appreciation and depreciation were $5,537 ($ Thousands) and $(31) ($ Thousands), respectively.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$101,621	$—	$101,621
Cash Equivalent	35	—	—	35

Total Investments in Securities	$35	$101,621	$—	$101,656

During the period ended November 30, 2011 there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 97.4%

Guam — 1.3%
Territory of Guam, Section 30, Ser A, RB
Callable 12/01/19 @ 100
5.375%, 12/01/24	$1,000	$1,022

Pennsylvania — 89.2%
Adams County, Industrial Development Authority, Gettysburg College Project, RB
5.000%, 08/15/19	1,000	1,137
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	1,000	1,134
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser B, RB
5.250%, 06/15/15	1,000	1,118
Allegheny County, Industrial Development Authority, Duquesne Light-Pollution Control Project, RB, AMBAC
4.350%, 12/01/13	575	601
Allegheny County, Port Authority, RB
5.000%, 03/01/17	750	848
Allegheny County, Residential Finance Authority, Single-Family Mortgage Project, Ser CC-1, RB, GNMA
Callable 01/03/12 @ 100
5.200%, 05/01/17	565	566
Allegheny County, Sanitary Authority, RB, AGM
5.000%, 12/01/19	500	577
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/20 @ 100
5.000%, 06/01/24	1,000	1,095
Allegheny County, Ser C-56, GO, AGM
5.000%, 10/01/15	1,000	1,114
Bensalem Township, Water & Sewer Authority, RB
Callable 01/03/12 @ 100
6.750%, 12/01/14 (A)	45	48
Berks County, GO, AMBAC
5.850%, 11/15/18	1,000	1,254
Bethel Park, School District, GO
Callable 08/01/19 @ 100
5.000%, 08/01/22	1,000	1,189

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Central Bucks, School District, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	$1,500	$1,829
Central Dauphin, School District, GO, NATL-RE
Pre-Refunded @ 100
6.000%, 02/01/16 (B)	1,000	1,204
Chester County, Ser C, GO
5.000%, 07/15/19	1,000	1,219
Delaware County, Health Care Authority, Mercy Health Project, Ser A, RB
Callable 01/03/12 @ 100
5.125%, 11/15/12 (A)	30	30
Delaware County, Higher Education Authority, Haverford College Project, RB
Callable 05/15/20 @ 100
5.000%, 11/15/21	775	908
Delaware River, Joint Toll Bridge Commission, RB
5.250%, 07/01/13	500	534
Derry Township, Sanitation Sewer Authority, RB
Callable 01/03/12 @ 100
6.250%, 08/01/12 (A)	5	5
Dover Township, Sewer Authority, RB
Callable 01/03/12 @ 100
6.250%, 05/01/12 (A)	5	5
Franklin County, Industrial Development Authority, Chambersburg Hospital Project, RB
5.000%, 07/01/18	1,000	1,090
Lancaster Area, Sewer Authority, RB
Callable 01/03/12 @ 100
6.000%, 04/01/12 (A)	50	51
Lancaster Area, Sewer Authority, RB
6.750%, 04/01/12 (A)	5	5
Lancaster County, Hospital Authority, Lancaster General Hospital Project, Ser B, RB
Callable 03/15/17 @ 100
5.000%, 03/15/20	1,000	1,088
Lancaster, Parking Authority, RB
5.750%, 01/01/12 (A)	5	5
Luzerne County, Ser C, GO, NATL- RE FGIC
5.250%, 12/15/15	1,000	1,079
McKeesport Area, School District, Ser C, GO
Callable 01/03/12 @ 100
5.000%, 04/01/13 (A)	120	122
McKeesport, Municipal Authority, RB, AGM
5.000%, 12/15/21	1,290	1,451

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Meadville Area, Water Authority, RB, AGM
5.125%, 07/01/14	$435	$475
Montgomery County, Higher Education & Health Authority, Dickinson College Project, Ser FF- 1, RB, CIFG
5.000%, 05/01/16	1,140	1,268
Montgomery County, Industrial Development Authority, Montenay Project, Ser A, RB, NATL-RE
5.250%, 11/01/14	1,000	1,073
Montgomery County, Ser C, GO
Callable 12/15/19 @ 100
5.000%, 12/15/23	1,000	1,170
North Wales, Water Authority, Ser A, RB
5.000%, 11/01/17	1,350	1,595
Northampton County, Higher Education Authority, Moravian College Project, RB, Radian
Callable 01/03/12 @ 100
5.125%, 07/01/19	470	470
Northampton County, Industrial Development Authority, Moravian Hall Square Project, RB, Radian
Callable 01/01/13 @ 100
5.500%, 07/01/15	995	1,011
Northampton/Bucks County, Municipal Authority, RB
Callable 01/03/12 @ 100
6.750%, 11/01/13 (A)	5	5
Penn State University, Ser A, RB
Callable 03/01/19 @ 100
5.000%, 03/01/22	835	952
Penn State University, Ser B, RB
5.250%, 08/15/21	1,000	1,214
Pennsylvania State, Economic Development Financing Authority, Colver Project, Ser F, AMT, RB, AMBAC
5.000%, 12/01/14	1,000	1,022
Pennsylvania State, Economic Development Financing Authority, York Water Project, Ser A, AMT, RB, XLCA
Callable 04/01/14 @ 100
5.000%, 04/01/16	1,450	1,485
Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser A, RB, NATL-RE
Callable 01/03/12 @ 100
5.875%, 11/15/16	25	25

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Allegheny Delaware Valley Obligation Project, Ser C, RB, NATL-RE
Callable 01/03/12 @ 100
5.875%, 11/15/18	$2,000	$1,978
Pennsylvania State, Higher Educational Facilities Authority, Carnegie Mellon University Project, RB
Callable 02/01/19 @ 100
5.000%, 08/01/19	1,000	1,181
5.000%, 08/01/21	1,000	1,152
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/19 @ 100
5.000%, 06/15/20	1,500	1,750
Pennsylvania State, Higher Educational Facilities Authority, Ser AL, RB
5.000%, 06/15/18	1,000	1,178
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Callable 03/01/20 @ 100
5.000%, 03/01/23	1,465	1,641
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/19	500	606
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Trustees Project, Ser B, RB
5.250%, 09/01/15	1,070	1,224
Pennsylvania State, Intergovernmental Cooperative Authority, Philadelphia Funding Program, SAB
5.000%, 06/15/18	1,000	1,188
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 05/15/18 (B)	1,000	1,219
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/20	1,000	1,249
Pennsylvania Turnpike Commission, Ser B, RB
Callable 12/01/19 @ 100
5.000%, 12/01/20	2,000	2,308
Philadelphia, Airport Revenue Authority, Ser C, AMT, RB
5.000%, 06/15/18	1,000	1,100

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Philadelphia, Gas Works Authority, Ser 10th, RB, AGM
5.000%, 07/01/18	$1,325	$1,463
Philadelphia, Gas Works Authority, Ser 12th B, RB, NATL-RE
7.000%, 05/15/20 (A)	820	1,002
Philadelphia, GO, CIFG
Callable 08/01/16 @ 100
5.000%, 08/01/17	1,000	1,089
Philadelphia, School District, Ser B, GO, AMBAC
5.000%, 04/01/13	500	524
Philadelphia, School District, Ser C, GO
5.000%, 09/01/20	1,000	1,114
Philadelphia, Water & Wastewater Authority, Ser A, RB
Callable 01/01/19 @ 100
5.250%, 01/01/25	1,000	1,089
Philadelphia, Water & Wastewater Authority, Ser A, RB, AMBAC
5.000%, 08/01/15 (A)	1,000	1,114
Philadelphia, Water & Wastewater Authority, Ser C, RB, AGM
5.000%, 08/01/18	400	465
Pittsburgh, Public Parking Authority, Saint Francis General Hospital Project, RB
Callable 01/03/12 @ 100
6.625%, 10/01/12 (A)	10	10
Pittsburgh, Public Schools, Ser B, GO, AGM
5.000%, 09/01/18	1,740	2,005
Pittsburgh, Ser A, GO, AMBAC
5.500%, 09/01/14	1,020	1,081
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser A, TA
6.000%, 12/01/11 (C)	600	600
Pittsburgh, Urban Redevelopment Authority, Center Triangle Tax Increment, Ser B, TA
Callable 01/03/12 @ 100
6.250%, 03/15/15 (C)	700	702
Reading Area, Water Authority, RB, AGM
Callable 06/01/17 @ 100
5.000%, 12/01/21	2,080	2,294
South Fayette Township, Sanitary Authority, RB
Callable 01/03/12 @ 100
6.375%, 11/01/12 (A)	15	16
Southcentral, General Revenue Authority, Hanover Hospital Project, RB, Radian
Callable 06/01/12 @ 100
4.900%, 12/01/14	545	548

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/18	$1,000	$1,167
Spring-Ford Area, School District, GO, AGM
Callable 09/01/15 @ 100
5.000%, 09/01/21	1,000	1,090
Susquehanna Township, Sewer Authority, RB
Callable 01/03/12 @ 100
6.000%, 11/15/13 (A)	10	10
University of Pittsburgh, University Capital Project, Ser A, RB
5.250%, 09/15/18	1,000	1,218
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 09/15/19 @ 100
5.250%, 09/15/23	1,000	1,171
University of Pittsburgh, University Capital Project, Ser B, RB
Callable 03/15/19 @ 100
5.500%, 09/15/22	500	601
Upper Allen Township, Sewer Authority, RB
Callable 01/03/12 @ 100
5.750%, 04/01/13 (A)	75	79
West Shore Area Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/21	1,000	1,045
Willistown Township, Municipal Sewer Authority, RB
Callable 01/03/12 @ 100
6.000%, 01/01/15 (A)	10	11
York Township, Water & Sewer Authority, RB
5.900%, 08/01/13 (A)	35	38

		72,391

Puerto Rico — 6.9%
Puerto Rico Commonwealth, Electric Power Authority, Ser QQ, RB, XLCA
5.500%, 07/01/16	500	563
Puerto Rico Commonwealth, Electric Power Authority, Ser UU, RB, NATL-RE
5.000%, 07/01/19	500	550
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser N, RB
5.500%, 07/01/24	1,000	1,057
Puerto Rico Commonwealth, Public Improvement Project, Ser A, GO, NATL-RE
5.500%, 07/01/18	1,000	1,101

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Pennsylvania Municipal Bond Fund

November 30, 2011

Description	Face Amount ($ Thousands) /Shares	Value ($ Thousands)

Puerto Rico Commonwealth, Sales Tax Financing, Sub-Ser A, RB
Callable 08/01/19 @ 100
5.500%, 08/01/21	$1,000	$1,120
Puerto Rico Highway & Transportation Authority, Ser AA, RB, NATL-RE
5.500%, 07/01/19	180	197
5.500%, 07/01/19 (A)	820	1,036

		5,624

Total Municipal Bonds (Cost $74,974) ($ Thousands)		79,037

CASH EQUIVALENT — 1.5%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (D)	1,222,005	1,222

Total Cash Equivalent (Cost $1,222) ($ Thousands)		1,222

Total Investments — 98.9% (Cost $76,221) ($ Thousands) †		$80,259

Percentages are based on Net Assets of $81,130 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security is escrowed to maturity.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security holds a letter of credit issued by a major bank.
(D)	Rate shown is the 7-day effective yield as of November 30, 2011.

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax (subject to)

CIFG — CDC IXIS Financial Guaranty

Cl — Class

FGIC — Financial Guaranty Insurance Company

GNMA — Government National Mortgage Association

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

Radian — Radian Asset Assurance

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

XLCA — XL Capital Assurance

† At November 30, 2011, the tax basis cost of the Fund’s investments was $76,196 ($ Thousands), and the unrealized appreciation and depreciation were $4,146 ($ Thousands) and $(83) ($ Thousands), respectively.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$79,037	$—	$79,037
Cash Equivalent	1,222	—	—	1,222

Total Investments in Securities	$1,222	$79,037	$—	$80,259

During the period ended November 30, 2011, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS — 66.4%

Alabama — 0.6%
Colbert County, Northwest Alabama Health Care Authority, RB
Callable 06/01/13 @ 101
5.750%, 06/01/27	$800	$771
Montgomery, Medical Clinic Board, Jackson Hospital & Clinic Project, RB
Callable 03/01/16 @ 100
5.250%, 03/01/36	750	687
Tuscaloosa, Educational Building Authority, Stillman College Project, Ser A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/26	500	409

		1,867

Alaska — 0.4%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 12/01/17 @ 100
6.000%, 12/01/36	200	130
Boro of Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGM
Callable 09/01/19 @ 100
6.000%, 09/01/32	1,000	1,126

		1,256

Arizona — 1.3%
Mohave County, Industrial Development Authority, Mohave Prison Expansion Project, RB
Callable 05/01/19 @ 100
8.000%, 05/01/25	400	447
Pima County, Industrial Development Authority, American Charter Schools Foundation Project, Ser A, RB
Callable 07/01/17 @ 100
5.625%, 07/01/38	250	199
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 06/01/17 @ 100
5.000%, 06/01/37	265	204
Pima County, Industrial Development Authority, Tucson Electric Power Project, RB
Callable 01/12/15 @ 100
5.750%, 09/01/29	1,000	1,025
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/20	500	526

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
Callable 03/01/13 @ 100
6.375%, 09/01/29	$1,250	$1,269
Salt Verde Financial, Gas Revenue Authority, RB
5.000%, 12/01/37	500	457

		4,127

California — 8.1%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Callable 08/01/19 @ 100
6.250%, 08/01/39	400	432
California State, Communities Development Authority, American Baptist Homes West Project, RB
4.250%, 10/01/15	800	825
California State, Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/21	500	540
California State, Communities Development Authority, California Baptist University Project, Ser A, RB
Callable 11/01/17 @ 102
5.500%, 11/01/38	2,500	2,210
California State, Communities Development Authority, Rady Children’s Hospital Project, Ser B, RB
Callable 12/02/11 @ 100
0.060%, 08/15/47 (A)(B)	1,200	1,200
California State, Economic Recovery Authority, Ser A, GO
Callable 07/01/16 @ 100
5.000%, 07/01/22	1,000	1,110
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Callable 07/01/19 @ 100
6.000%, 07/01/39	1,000	1,061
California State, Health Facilities Financing Authority, Cedars- Sinai Medical Center Project, RB
Callable 08/15/19 @ 100
5.000%, 08/15/34	2,000	1,984
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/19 @ 100
6.500%, 11/01/38	1,000	1,079

1	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30 , 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Callable 04/01/21 @ 100
7.750%, 04/01/31	$1,375	$1,474
California State, Municipal Finance Authority, Biola University Project, RB
Callable 04/01/18 @ 100
5.875%, 10/01/34	250	258
California State, Various Purposes, GO
Callable 04/01/19 @ 100
6.000%, 04/01/38	2,000	2,206
Golden State, Tobacco Securitization, Ser A-1, RB
Callable 06/01/17 @ 100
5.750%, 06/01/47	3,000	2,110
Imperial, Irrigation District, Ser C, RB
Callable 11/01/20 @ 100
5.000%, 11/01/36	1,540	1,581
Long Beach, Towne Center Project, SAB
Callable 10/01/18 @ 100
5.400%, 10/01/23	650	657
Palomar Pomerado, Health Care Authority, Ser D, COP
Callable 11/01/20 @ 100
5.250%, 11/01/21	1,000	1,022
Poway, Unified School District, GO
6.794%, 08/01/38 (C)	5,410	1,036
San Francisco City & County, Airports Commission, Ser 32F, RB, NATL-RE FGIC
5.000%, 05/01/15	1,000	1,112
South Placer, Wastewater Authority, Ser D, RB
Callable 05/01/14 @ 100
0.970%, 11/01/14 (B)	1,800	1,799
Southern California, Metropolitan Water District, Ser A-1, RB
Callable 12/02/11 @ 100
0.120%, 07/01/23 (B)	1,000	1,000
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/35 (C)	1,800	408

		25,104

Colorado — 2.0%
Colorado State, Health Facilities Authority, Valley View Hospital Association Project, RB
Callable 05/15/18 @ 100
5.750%, 05/15/36	500	503
Colorado State, Public Energy Authority, RB
6.500%, 11/15/38	2,000	2,144
6.250%, 11/15/28	650	673

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Denver, Regional Transportation District, RB
Callable 07/15/20 @ 100
6.000%, 01/15/34	$500	$506
E-470, Public Highway Authority, Ser C, RB
Callable 09/01/20 @ 100
5.375%, 09/01/26	2,500	2,432

		6,258

District of Columbia — 0.2%
District of Columbia, COP, NATL-RE FGIC
5.000%, 01/01/13	500	519

Florida — 1.9%
Citizens Property Insurance, High Risk, Senior Secured, Ser A-1, RB
5.000%, 06/01/16	1,200	1,295
Florida State, Development Finance, Renaissance Charter School, Ser A, RB
6.500%, 06/15/21	500	502
Florida State, University Square Community Development District, Ser A-1, SAB
Callable 05/01/17 @ 100
5.875%, 05/01/38	150	141
Jacksonville, Economic Development Commission, Gerdau Ameristeel Project, AMT, RB
Callable 05/01/12 @ 100
5.300%, 05/01/37	1,500	1,297
Seminole Indian Tribe, Gaming Division Project, Ser 2010A, RB
Callable 10/01/13 @ 104
5.125%, 10/01/17	2,000	2,015
Seminole Indian Tribe, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/27	250	229
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Callable 08/01/20 @ 100
5.875%, 08/01/40	500	498

		5,977

Georgia — 1.0%
DeKalb County, Hospital Authority, DeKalb Medical Center Project, RB
Callable 09/01/20 @ 100
6.125%, 09/01/40	1,000	1,011

2	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Georgia State, Medical Center Hospital Authority, Spring Harbor Green Island Project, RB
Callable 07/01/17 @ 100
5.250%, 07/01/37	$600	$486
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
5.250%, 01/01/17	450	518
Georgia State, Municipal Electric Authority, Vogtle Units 3 & 4 Project, Ser B, RB
5.000%, 04/01/17	1,000	1,147

		3,162

Hawaii — 0.2%
Hawaii Pacific Health, Special Purpose, Ser B, RB
Callable 07/01/20 @ 100
5.750%, 07/01/40	500	510

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Callable 12/01/18 @ 100
6.250%, 12/01/33	250	280

Illinois — 3.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 11/01/17 @ 100
5.700%, 05/01/36	250	208
Chicago, Midway Airport, Second Lien, Ser B, RB
5.000%, 01/01/34 (B)	2,000	2,157
Chicago, O’Hare International Airport, Third Lien, Ser B, RB, NATL-RE
5.250%, 01/01/16	1,090	1,222
5.250%, 01/01/18	1,500	1,718
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 01/01/18 @ 102
7.000%, 01/01/28	500	441
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/21 @ 100
6.000%, 08/15/41	200	207
Illinois State, Finance Authority, Fairview Obligation Group Project, Ser A, RB
6.250%, 08/15/35 (D)	500	20

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
6.000%, 03/01/37 (D)	$300	$75
Illinois State, Finance Authority, Navistar International, Recovery Zone Project, RB
Callable 10/15/20 @ 100
6.500%, 10/15/40	1,500	1,547
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Callable 05/15/19 @ 100
7.125%, 11/15/37	1,000	1,113
Illinois State, Finance Authority, Peoples Gas Light & Coke Project, RB
2.125%, 03/01/30 (B)	500	501
Illinois State, Finance Authority, Sherman Health System Project, Ser A, RB
Callable 08/01/17 @ 100
5.500%, 08/01/37	250	234
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/21 @ 100
6.000%, 06/01/28	2,000	2,102
Southwestern Illinois, Development Authority, Comprehensive Mental Health Center Project, RB
Callable 06/01/17 @ 103
6.625%, 06/01/37	150	139

		11,684

Indiana — 2.0%
Indiana State, Finance Authority, Educational Facilities, Historical Project, RB
Callable 07/01/20 @ 100
5.000%, 07/01/40	375	365
Indiana State, Health Facility Finance Authority, Ascension Health Project, Ser A-7, RB
5.000%, 10/01/26 (B)	500	555
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
6.000%, 01/01/39	1,000	1,075
Indiana State, Municipal Power Agency, Ser B, RB
Callable 01/01/14 @ 100
5.750%, 01/01/34	1,000	1,035
Jasper County, Pollution Control Board, Ser C, RB, NATL-RE
5.850%, 04/01/19	1,000	1,119

3	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Vigo County, Hospital Authority, Union Hospital Project, RB
Callable 09/01/21 @ 100
7.500%, 09/01/22	$1,715	$1,979

		6,128

Iowa — 0.6%
Iowa State, Finance Authority, Care Initiatives Project, Ser A, RB
5.250%, 07/01/12	1,000	1,004
Iowa State, Finance Authority, Deerfield Retirement Community Project, Ser A, RB
Callable 11/15/17 @ 100
5.500%, 11/15/27	250	188
5.500%, 11/15/37	900	617

		1,809

Kansas — 1.1%
Kansas State, Development Finance Authority, Adventist Health Project, RB
Callable 11/15/19 @ 100
5.750%, 11/15/38	500	540
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser A, RB
Callable 05/15/17 @ 100
5.000%, 05/15/36	1,500	1,258
Manhattan, Health Care Facilities Authority, Meadowlark Hills Retirement Project, Ser B, RB
Callable 05/15/14 @ 103
5.125%, 05/15/37	750	625
5.125%, 05/15/42	1,200	980

		3,403

Kentucky — 1.1%
Kentucky State, Economic Development Finance Authority, Baptist Health Care Systems Project, Ser A, RB
Callable 08/15/18 @ 100
5.375%, 08/15/24	1,000	1,115
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Callable 06/01/20 @ 100
6.375%, 06/01/40	500	522
Ohio County, Pollution Control Revenue Authority, Big Rivers Electric Project, Ser A, RB
Callable 07/15/20 @ 100
6.000%, 07/15/31	250	258

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/19 @ 100
5.625%, 09/01/39	$1,000	$1,009
Pikeville, Medical Center Expansion Project, RB
3.000%, 03/01/12	450	451

		3,355

Louisiana — 2.0%
Louisiana State, Citizens Property Insurance, Ser C-3, RB, AGM
Callable 06/01/18 @ 100
6.125%, 06/01/25	1,500	1,678
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A-2, RB
Callable 11/01/20 @ 100
6.500%, 11/01/35	750	781
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Callable 05/15/21 @ 100
6.500%, 05/15/37	1,000	1,061
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
4.000%, 05/15/17	800	816
New Orleans, Aviation Board, Ser A1, RB, AGM
Callable 01/01/19 @ 100
6.000%, 01/01/23	500	572
St. John Baptist Parish, Marathon Oil Project, Ser A, RB
Callable 06/01/17 @ 100
5.125%, 06/01/37	1,300	1,292

		6,200

Maine — 0.3%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB
3.000%, 07/01/12	1,000	1,013

Maryland — 0.7%
Maryland State, Economic Development, University of Maryland College Park Project, RB
Callable 06/01/18 @ 100
5.750%, 06/01/33	1,000	1,021

4	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Maryland State, Health & Higher Educational Facilities Authority, King Farm Presbyterian Community Project, Ser A, RB
Callable 01/01/17 @ 100
5.300%, 01/01/37	$300	$224
Maryland State, Health & Higher Educational Facilities Authority, Mercy Medical Center Project, RB
3.000%, 07/01/12	175	176
3.000%, 07/01/13	600	610

		2,031

Massachusetts — 1.5%
Massachusetts State, Development Finance Agency, Adventcare Project, Ser A, RB
Callable 10/15/17 @ 100
6.750%, 10/15/37	250	235
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Callable 07/01/20 @ 100
7.000%, 07/01/42	1,500	1,548
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/20 @ 100
6.000%, 01/01/28	1,375	1,475
Massachusetts State, Health & Educational Facilities Authority, Lowell General Hospital Project, Ser C, RB
Callable 07/01/20 @ 100
5.125%, 07/01/35	250	225
Massachusetts State, Ser A, GO
Callable 08/01/12 @ 100
0.520%, 02/01/13 (B)	1,000	1,000

		4,483

Michigan — 1.3%
Detroit, GO
Callable 11/01/20 @ 100
5.250%, 11/01/35	900	917
Grand Traverse Academy, RB
Callable 11/01/17 @ 100
5.000%, 11/01/36	300	222
Michigan State, Hospital Finance Authority, Henry Ford Health System Project, Ser A, RB
Callable 11/15/16 @ 100
5.000%, 11/15/38	1,000	974
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 09/01/17 @ 102
6.500%, 09/01/37	750	507

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/01/17 @ 100
6.000%, 06/01/48	$1,000	$703
Royal Oak Hospital, Finance Authority, William Beaumont Hospital Project, RB
Callable 09/01/18 @ 100
8.250%, 09/01/39	500	591

		3,914

Minnesota — 2.7%
Duluth, Housing & Redevelopment Authority, Public Schools Academy Project, Ser A, RB
Callable 11/01/18 @ 102
5.875%, 11/01/40	500	454
Falcon Heights, Kaleidoscope Charter School Project, Ser A, RB
Callable 11/01/15 @ 100
6.000%, 11/01/37	100	84
Faribault, Senior Housing Authority, Senior Living Project, RB
Callable 05/01/18 @ 102
6.750%, 05/01/36	315	317
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Callable 11/15/18 @ 100
6.750%, 11/15/32	300	335
Minnesota State, Higher Education Facilities Authority, Bethel University Project, Ser 6-R, RB
Callable 05/01/17 @ 100
5.500%, 05/01/37	1,000	975
Minnesota State, Higher Education Facilities Authority, Gustavus Adolfus Project, Ser B, RB
4.000%, 10/01/19	625	676
Minnesota State, Higher Education Facilities Authority, Scholastic College Project, Ser H, RB
Callable 12/01/19 @ 100
5.250%, 12/01/35	1,500	1,510
Northern Minnesota, Municipal Power Agency, Ser A-1, RB
5.000%, 01/01/19	1,000	1,174
Rochester, Mayo Clinic Project, Ser A, RB
4.000%, 11/15/30 (B)	2,000	2,206

5	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Washington County, Housing & Redevelopment Authority, Birchwood & Woodbury Projects, Ser A, RB
Callable 06/01/17 @ 100
5.625%, 06/01/37	$500	$454

		8,185

Missouri — 1.2%
Kansas City, Shoal Creek Parkway Project, TA
Callable 06/01/16 @ 100
5.000%, 06/01/21	500	505
Lees Summit, Summit Fair Project, TA
Callable 04/01/19 @ 100
5.625%, 10/01/23	750	757
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/19 @ 100
6.875%, 11/01/39	250	255
Missouri State, Health & Educational Facilities Authority, Lake Regional Health System Project, RB
3.000%, 02/15/13	725	729
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB, NATL-RE
Callable 01/01/16 @ 100
5.000%, 01/01/20	420	438
St. Louis, Airport Revenue Authority, Lambert International Airport, Ser B, RB
4.000%, 07/01/13	1,050	1,083

		3,767

New Hampshire — 0.2%
New Hampshire State, Business Finance Authority, Huggins Hospital Project, RB
Callable 10/01/19 @ 100
6.875%, 10/01/39	500	511

New Jersey — 1.7%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 01/01/18 @ 100
5.625%, 01/01/38	250	217
New Jersey State, Economic Development Authority, Ser A, RB
Callable 01/03/12 @ 100
6.000%, 05/15/28	210	185

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New Jersey State, Health Care Facilities Financing Authority, Hackensack University Medical Center Project, Ser B, RB
5.000%, 01/01/17	$1,000	$1,082
New Jersey State, Tobacco Settlement Financing, Ser 1A, RB
Callable 06/01/17 @ 100
4.750%, 06/01/34	1,000	683
New Jersey State, Tobacco Settlement Financing, Ser 1-A, RB
Callable 06/01/17 @ 100
5.000%, 06/01/41	2,500	1,720
New Jersey State, Transportation Trust Fund Authority, Transportation System Project, Ser A, RB
5.000%, 06/15/13	1,225	1,305

		5,192

New Mexico — 0.7%
Farmington, Pollution Control Authority, Public Service Company Project, Ser B, RB
Callable 11/01/20 @ 100
4.700%, 09/01/24	2,000	2,029

New York — 6.5%
Brooklyn Arena, Local Development, Barclays Center Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/43	500	523
6.250%, 07/15/40	1,500	1,565
Hudson Yards Infrastructure, Ser A, RB
Callable 02/15/21 @ 100
5.750%, 02/15/47	2,000	2,112
Nassau County, Industrial Development Agency, Amsterdam at Harborside Project, Ser A, RB
Callable 01/01/18 @ 100
6.700%, 01/01/43	750	580
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/20 @ 100
6.000%, 12/01/36	1,000	1,050
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
4.651%, 03/01/26 (B)	425	316
4.641%, 03/01/25 (B)	400	303
4.441%, 03/01/16 (B)	250	229

6	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

New York City, Liberty Development, Bank of America Tower Project, RB
Callable 01/15/20 @ 100
6.375%, 07/15/49	$1,000	$1,030
New York City, Liberty Development, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/37	1,000	1,007
5.250%, 10/01/35	500	506
New York City, Liberty Development, World Trade Center Project, RB
0.270%, 12/01/49 (B)	1,000	1,000
New York City, Liberty Development, World Trade Center Project, RB
Callable 11/15/21 @ 100
5.750%, 11/15/51	5,000	5,295
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser 3, RB
0.070%, 11/01/22 (B)	930	930
New York City, Trust for Cultural Resources, Lincoln Center Project, Ser A-1, RB
Callable 01/03/12 @ 100
0.130%, 12/01/35 (A)(B)	2,000	2,000
New York State, Dormitory Authority, Ser A, RB
Callable 07/01/20 @ 100
6.000%, 07/01/40	500	525
St. Lawrence County, Industrial Development Agency, Edward John Noble Hospital Project, RB
Callable 10/01/20 @ 100
6.250%, 10/01/40	1,000	961

		19,932

North Carolina — 1.6%
North Carolina State, Eastern Municipal Power Agency, Ser A, RB
Callable 01/01/18 @ 100
5.250%, 01/01/20	500	567
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Callable 01/01/19 @ 100
5.000%, 01/01/26	1,000	1,062
North Carolina State, Medical Care Commission, Deerfield Project, Ser A, RB
Callable 11/01/18 @ 100
6.000%, 11/01/33	250	253
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/20 @ 100
6.000%, 01/01/39	1,335	1,285

Description	Face Amount ($ Thousands)	Value ($ Thousands)

North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/18	$500	$552
North Carolina State, Medical Care Commission, Village at Brookwood Project, RB
Callable 01/01/14 @ 103
5.250%, 01/01/32	750	596
Surry County, Northern Hospital District, RB
Callable 04/01/18 @ 100
6.250%, 10/01/38	500	509

		4,824

Ohio — 3.6%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
Callable 06/01/17 @ 100
6.500%, 06/01/47	1,150	876
6.000%, 06/01/42	1,435	1,023
5.875%, 06/01/30	2,600	1,928
5.875%, 06/01/47	6,600	4,609
Butler County, Hospital Facilities Revenue Authority, UC Health Project, RB
Callable 11/01/20 @ 100
5.500%, 11/01/40	500	484
Lorain County, Hospital Revenue Authority, RB, AGM
5.250%, 02/01/14	375	398
Ohio State, Higher Educational Facilities Authority, Ashland University Project, RB
Callable 09/01/20 @ 100
6.250%, 09/01/24	200	203
Ohio State, Higher Educational Facility Commission, Oberlin College Project, RB
5.000%, 10/01/14	1,000	1,111
Ohio State, Higher Educational Facility Commission, University Hospital Health Systems Project, RB
Callable 01/15/15 @ 100
6.750%, 01/15/39	500	528

		11,160

Oklahoma — 0.3%
Oklahoma State, Turnpike Authority, Ser F, RB
Callable 12/02/11 @ 100
0.090%, 01/01/28 (B)	900	900

7	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Oregon — 0.1%
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Callable 09/01/20 @ 100
6.375%, 09/01/40	$150	$156

Pennsylvania — 3.4%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Callable 10/15/18 @ 100
6.000%, 10/15/38	250	254
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center Project, Ser A, RB
5.000%, 05/15/18	500	567
Allegheny County, Hospital Development Authority, Western Pennsylvania Health System Project, Ser A, RB
Callable 11/15/17 @ 100
5.375%, 11/15/40	1,575	1,286
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/20 @ 100
6.000%, 01/01/30	1,500	1,441
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/01/18 @ 100
6.000%, 07/01/35	250	232
Dauphin County, General Authority, Pinnacle Health Systems Project, Ser A, RB
Callable 06/01/19 @ 100
6.000%, 06/01/36	800	827
Delaware County, Industrial Development Authority, Chester Community Charter School Project, Ser A, RB
Callable 08/15/20 @ 100
5.250%, 08/15/30	1,250	1,101
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/20 @ 100
5.250%, 10/01/31	1,000	985
Lancaster County, Hospital Authority, Brethren Village Project, Ser A, RB
Callable 07/01/17 @ 100
6.250%, 07/01/26	250	253

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/43	$250	$251
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Hospital Project, Ser A, RB
Callable 01/03/12 @ 100
6.625%, 11/15/23	475	475
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, RB
Callable 11/15/20 @ 100
5.750%, 11/15/30	1,000	903
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 09/15/17 @ 100
5.500%, 09/15/37	250	213
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, AGM
4.000%, 02/01/12	500	502
Susquehanna Area, Regional Airport Authority, Ser A, AMT, RB
Callable 01/01/18 @ 100
6.500%, 01/01/38	1,000	982
Wilkes-Barre, Finance Authority, University of Scranton Project, RB
4.000%, 11/01/16	265	285

		10,557

Puerto Rico — 0.8%
Puerto Rico Commonwealth, Ser A, GO
Callable 07/01/18 @ 100
6.000%, 07/01/38	600	623
Puerto Rico Sales Tax Financing, Sub-Ser A-1, RB
Callable 08/01/21 @ 100
5.000%, 08/01/43	2,000	1,984

		2,607

South Carolina — 0.3%
South Carolina State, Jobs-Economic Development Authority, Lutheran Homes Project, RB
Callable 05/01/17 @ 100
5.500%, 05/01/28	1,050	914

8	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

South Carolina State, Jobs- Economic Development Authority, Woodlands at Furman Project, Ser A, RB
Callable 11/15/17 @ 100
6.000%, 11/15/37	$250	$125

		1,039

South Dakota — 0.5%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 12/01/17 @ 100
5.500%, 12/01/35	2,000	1,658

Tennessee — 1.9%
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, RB
Callable 07/01/20 @ 100
6.000%, 07/01/38	500	511
Knox County, Health Educational & Housing Facilities Board, Baptist Health System Project, RB
Pre-Refunded @ 101
6.500%, 04/15/31 (E)	1,000	1,033
Knox County, Health Educational & Housing Facilities Board, University Health System Project, RB
Callable 04/01/17 @ 100
5.250%, 04/01/36	250	232
Sullivan County, Health Educational & Housing Facilities Board, Wellmont Health System Project, Ser C, RB
Callable 09/01/16 @ 100
5.250%, 09/01/36	1,250	1,167
Sumner County, Health Educational & Housing Facilities Board, Regional Health Project, Ser A, RB
5.500%, 11/01/37 (D)	69	6
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/26	2,000	1,926
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/27	1,000	943

		5,818

Texas — 7.7%
Brazos, River Authority, TXU Energy Project, Ser B, AMT, RB
Callable 07/01/13 @ 101
6.300%, 07/01/32 (B)	375	81

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Brazos, River Authority, TXU Energy Project, Ser D-1, AMT, RB
Callable 07/01/18 @ 100
8.250%, 05/01/33	$600	$161
Central Texas, Regional Mobility Authority, Ser Senior Lien, RB
Callable 01/01/21 @ 100
6.000%, 01/01/41	1,000	1,005
Clifton, Higher Education Finance, RB
Callable 08/15/21 @ 100
5.500%, 08/15/31	1,000	964
Clifton, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/20 @ 100
6.125%, 12/01/40	500	507
Guadalupe-Blanco, River Authority Industrial Development, Texas Central Project, RB
5.625%, 10/01/17	750	836
Gulf Coast, Waste Disposal Authority, Waste Management of Texas Project, Ser C, AMT, RB
Callable 05/01/16 @ 101
5.200%, 05/01/28	500	506
Harris County, Health Facilities Development, Hermann Health Care Systems Project, Ser B, RB
Callable 12/01/18 @ 100
7.250%, 12/01/35	250	283
Harrison County, Health Facilities Development, RB
4.000%, 07/01/14	1,000	1,014
Houston, Airport System Revenue, AMT, RB
Callable 07/15/21 @ 100
6.625%, 07/15/38	3,000	2,957
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser B, AMT, RB
Callable 01/03/12 @ 100
6.125%, 07/15/27	1,000	960
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser C, AMT, RB
Callable 01/03/12 @ 100
6.125%, 07/15/27	1,020	979
Houston, Airport System Revenue, Special Facilities, Continental Airlines Project, Ser E, AMT, RB
Callable 01/03/12 @ 101
6.750%, 07/01/29	1,000	1,001
Houston, Higher Education Finance, Cosmos Foundation Project, Ser A, RB
Callable 05/15/21 @ 100
6.500%, 05/15/31	1,500	1,578

9	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Love Field, Airport Modernization, Southwest Airlines Project, RB
Callable 11/01/20 @ 100
5.250%, 11/01/40	$3,000	$2,883
Lubbock, Health Facilities Development, Carillon Project, Ser A, RB
Callable 07/01/16 @ 101
6.500%, 07/01/26	170	164
Lufkin, Health Facilities Development, Memorial Health Systems East Texas Project, RB
Callable 02/15/17 @ 100
5.500%, 02/15/37	250	220
Mission, Economic Development, Allied Waste Project, Ser A, AMT, RB
Callable 04/01/12 @ 100
5.200%, 04/01/18	250	252
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/18 @ 100
5.625%, 01/01/33	250	263
North Texas, Tollway Authority, Ser F, RB
Callable 01/01/18 @ 100
5.750%, 01/01/33	1,200	1,229
North Texas, Tollway Authority, Sub-Ser A, RB
Callable 02/01/20 @ 100
6.250%, 02/01/23	2,000	2,096
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/19 @ 100
6.500%, 08/15/39	500	506
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Callable 08/15/20 @ 100
6.700%, 08/15/40	500	515
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care Systems Project, RB
Callable 11/15/18 @ 100
6.250%, 11/15/29	500	560
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/23	250	243
5.000%, 12/15/11	250	250
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/26	430	450
Tyler, Health Facilities Development, East Texas Medical Center Project, Ser A, RB
Callable 11/01/17 @ 100
5.375%, 11/01/37	150	134

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wise County, Parker County Junior College District Project, RB
Callable 08/15/21 @ 100
8.000%, 08/15/34	$1,000	$1,051

		23,648

Utah — 0.1%
Utah State, Charter School Finance Authority, Rockwell Charter School Project, Ser A, RB
Callable 02/15/19 @ 100
6.750%, 08/15/28	500	375

Vermont — 0.2%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/20	750	759

Virginia — 0.3%
Fauquier County, Industrial Development Authority, Fauquier Hospital Obligation Group Project, Ser A, RB
Callable 10/01/17 @ 100
5.250%, 10/01/37	500	499
James City & County, Economic Development Authority, United Methodist Homes Project, Ser A, RB
Callable 07/01/17 @ 100
5.500%, 07/01/37	200	126
Lewistown, Commerce Center Community Development Authority, RB
Callable 03/01/18 @ 100
6.050%, 03/01/27	250	188
Virginia State, White Oak Village Shops Community Development Authority, SAB
5.300%, 03/01/17	196	198

		1,011

Washington — 1.6%
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/20 @ 100
5.750%, 12/01/35	1,500	1,503
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
4.000%, 12/01/16	460	482
4.000%, 12/01/17	480	500

10	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/18 @ 100
6.375%, 10/01/36	$400	$454
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Callable 12/01/20 @ 100
5.500%, 12/01/39	1,500	1,432
Washington State, Housing Finance Commission, Skyline at First Hill Project, Ser A, RB
Callable 01/01/17 @ 100
5.625%, 01/01/38	1,000	675

		5,046

West Virginia — 0.5%
West Virginia State, Economic Development Authority, Ohio Power-Amos Project, Ser A, RB
3.125%, 03/01/43 (B)	1,000	1,023
West Virginia State, Hospital Finance Authority, Highland Hospital Obligation Group Project, RB
Callable 10/01/21 @ 103
9.125%, 10/01/41	500	527

		1,550

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group Project, RB
Callable 02/15/14 @ 100
6.625%, 02/15/32	1,000	1,036

Total Municipal Bonds (Cost $203,528) ($ Thousands)		204,840

PREFERRED STOCK — 18.9%

Financials — 16.4%
Aegon
6.500%	8,000	159
6.375%	122,100	2,418
4.000% (B)	13,100	216
Allianz
8.375%	137,400	3,431
Arch Capital Group
8.000%	17,200	435
7.875%	38,003	960
Axis Capital Holdings
7.250%	68,666	1,726

Description	Shares	Value ($ Thousands)

Bank of America
8.625%	30,400	$675
8.200%	38,300	845
7.250% (F)	1,210	938
6.375%	23,154	446
6.204%	31,300	615
Barclays Bank PLC
8.125%	39,930	906
7.750%	58,500	1,269
7.100%	1,300	26
6.625%	12,500	248
CoBank ACB
11.000%	30,000	1,568
7.000%	23,000	1,045
Credit Suisse Guernsey
7.900%	112,700	2,865
Deutsche Bank Capital Funding
Trust X
7.350%	21,800	482
Deutsche Bank Contingent Capital
Trust II
6.550%	120,600	2,348
Deutsche Bank Contingent Capital Trust III
7.600%	30,500	683
Goldman Sachs Group
6.200%	31,350	768
4.000% (B)	43,800	781
HSBC Holdings PLC
8.000%	23,819	615
6.200%	65,200	1,526
HSBC USA
6.500%	10,556	259
4.500% (B)	14,800	316
2.858%	21,500	972
ING Groep
8.500%	1,100	24
7.200%	1,700	32
7.050%	47,677	852
6.375%	57,500	942
6.200%	3,000	49
6.125%	38,164	620
KeyCorp
7.750% (F)	5,000	513
MetLife
6.500%	36,500	917
4.000% (B)	14,900	337
Morgan Stanley Group
4.000% (B)	64,100	961
National Westminster Bank PLC
7.763%	5,000	86
PartnerRe
7.250%	15,000	391
6.750%	48,064	1,189
6.500%	12,900	320
Pitney Bowes International Holdings
6.125%	1,000	957

11	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

Description	Shares/Face Amount ($ Thousands)	Value ($ Thousands)

PNC Financial Services Group
9.875%(B)	9,100	$249
Principal Financial Group
6.518%(B)	5,900	153
5.563%(B)	5,000	472
Prudential PLC
6.750%	53,800	1,357
6.500%	68,200	1,732
RenaissanceRe Holdings
6.600%	29,500	726
6.080%	55,300	1,318
Royal Bank of Scotland Group PLC
5.750%	89,100	1,302
Santander Finance Preferred Unipersonal
10.500%	58,000	1,520
US Bancorp
7.875%	27,600	771
3.500%(B)	16,800	720
Wells Fargo
7.500%(F)	2,111	2,225

		50,276

Utilities — 2.5%
Alabama Power
6.450%	42,000	1,161
Georgia Power
6.500%	15,000	1,643
Gulf Power
6.450%	9,000	955
6.000%	6,000	600
Interstate Power & Light
8.375%	24,700	704
NSTAR Electric
4.780%	5,000	458
PPL Electric Utilities
6.250%	75,000	1,908
Wisconsin Public Service
6.880%	5,000	479

		7,908

Total Preferred Stock (Cost $51,094) ($ Thousands)		58,184

CORPORATE BONDS (B) — 8.4%

Financials — 8.4%
AXA
6.463%, 12/14/18	$2,400	1,548
6.379%, 12/14/36	1,000	660
Barclays Bank PLC
6.278%, 12/15/34	500	309
BBVA International Preferred Unipersonal
5.919%, 12/31/49	1,400	846
BNP Paribas
7.195%, 06/29/49	3,300	2,211

Description	Face Amount ($ Thousands) / Shares	Value ($ Thousands)

Commonwealth Bank of Australia
6.024%, 03/29/49	$500	$449
Credit Agricole
6.637%, 05/31/49	2,000	1,060
HBOS Capital Funding No. 2
6.071%, 06/30/49	2,200	1,342
JPMorgan Chase
7.902%, 04/29/49	2,300	2,433
PNC Financial Services Group
6.751%, 12/31/49	2,500	2,427
QBE Capital Funding II
6.797%, 06/01/49	1,800	1,474
Rabobank Nederland
11.000%, 12/31/49	2,300	2,662
Societe Generale
5.922%, 04/05/17	2,300	1,314
1.128%, 12/29/49	1,000	555
Standard Chartered PLC
7.014%, 07/30/37	2,000	1,721
State Street Capital Trust III
5.337%, 12/29/49	2,750	2,679
Wachovia Capital Trust III
5.570%, 03/15/11	1,900	1,605
Westpac Capital Trust IV
5.256%, 12/29/49	700	641

Total Corporate Bonds (Cost $27,661) ($ Thousands)		25,936

CASH EQUIVALENT — 4.8%
SEI Tax Exempt Trust, Institutional Tax Free Fund, Cl A 0.050% * (G)	14,835,760	14,836

Total Cash Equivalent (Cost $14,836) ($ Thousands)		14,836

Total Investments — 98.5% (Cost $297,119) ($ Thousands) †		$303,796

Percentages are based on Net Assets of $308,279 ($ Thousands).

*	Investment in Affiliated Security.

(A)	Security holds a letter of credit issued by a major bank.
(B)	Floating Rate Instrument. The rate reflected on the Schedule of Investments is the rate in effect on November 30, 2011. The demand and interest rate reset feature gives this security a shorter effective maturity date.
(C)	Zero coupon security. The rate shown on the schedule of investments represents the security’s effective yield at the time of purchase.
(D)	Security in default on interest payment.
(E)	Pre-Refunded Securities—The maturity date shown is the pre-refunded date.

(F) Convertible

(G) Rate shown is the 7-day effective yield as of November 30, 2011.

12	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Schedule of Investments (Unaudited)

Tax-Advantaged Income Fund

November 30, 2011

ABAG — Association of Bay Area Governments

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax (subject to)

Cl — Class

COP — Certificate of Participation

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

RE — Reinsurance provided by the aforementioned guarantor.

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

† At November 30, 2011, the tax basis cost of the Fund’s investments was $296,592 ($ Thousands), and the unrealized appreciation and depreciation were $17,610 ($ Thousands) and $(10,406) ($ Thousands), respectively.

The following is a summary of the inputs used as of November 30, 2011 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$204,840	$—	$204,840
Preferred Stock	58,184	—	—	58,184
Corporate Bonds	—	25,936	—	25,936
Cash Equivalent	14,836	—	—	14,836

Total Investments in Securities	$73,020	$230,776	$—	$303,796

During the period ended November 30, 2011, there were no significant transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

13	SEI Tax Exempt Trust / Quarterly Report / November 30, 2011

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ ROBERT A. NESHER
Robert A. Nesher, President

Date: January 30, 2012

By	/S/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: January 30, 2012